                               December 31, 1996

Mt. Adams, Washington

[GRAPHIC]

                                 ANNUAL REPORT

                  SAFECO Intermediate-Term Municipal Bond Fund
                       SAFECO Insured Municipal Bond Fund
                           SAFECO Municipal Bond Fund
                     SAFECO California Tax-Free Income Fund
                   SAFECO Washington State Municipal Bond Fund

SAFECO TAX-EXEMPT BOND FUNDS

BOARD OF TRUSTEES:
Boh A. Dickey, Chairman
Barbara J. Dingfield
David F. Hill
Richard W. Hubbard
Richard E. Lundgren
Larry L. Pinnt
John W. Schneider

OFFICERS:
David F. Hill, President
Ronald L. Spaulding
 Vice President and Treasurer
Neal A. Fuller
 Vice President and Controller

INVESTMENT ADVISOR:
SAFECO Asset
 Management Company

DISTRIBUTOR:
SAFECO Securities, Inc.

TRANSFER AGENT:
SAFECO Services Corporation

CUSTODIAN:
U.S. Bank of Washington, N.A.


FOR SHAREHOLDER SERVICE:

Monday-Friday,
5:30am - 7:00pm Pacific Time

NATIONWIDE: 1-800-624-5711

SEATTLE: 545-7319

DEAF AND HARD OF HEARING
TTY/TDD SERVICE: 1-800-438-8718



FOR ACCOUNT INFORMATION,
YIELDS, PRICES AND
PERFORMANCE INFORMATION:

24 hours a day, 7 days a week

NATIONWIDE: 1-800-835-4391

SEATTLE: 545-5113



MAILING ADDRESS:

SAFECO Mutual Funds
P.O. Box 34890
Seattle, WA 98124-1890

INTERNET:
http://networth.galt.com/safeco

E-MAIL: mfunds@safeco.com



GMF 713 2/97 Printed on Recycled Paper.

This report must be preceded or accompanied by a current prospectus.

(R) Registered trademark of SAFECO Corporation.

                           PERFORMANCE INFORMATION
                              December 31, 1996


    The Lehman Brothers Long, Long Insured and 7-Year Municipal Bond Indices are representative total return benchmarks for the respective funds. Operating expenses had been applied to the funds, but not to the indices. If portfolio operating expenses had been applied to the indices, their values would have been lower. The performance of the funds assumes the reinvestment of all interest and capital gains. Investment returns are historical and not predictive of future performance.

                                                                        10 YEAR
                                                                       OR SINCE
AVERAGE ANNUAL TOTAL RETURN                          1 YEAR    5 YEAR  INCEPTION
--------------------------------------------------------------------------------
SAFECO Intermediate-Term Municipal Bond Fund          3.75%      N/A     5.26%*
Lehman Brothers 7-Year Municipal Bond Index           4.38%      N/A     5.90%
--------------------------------------------------------------------------------
SAFECO Insured Municipal Bond Fund                    2.56%      N/A     5.90%*
Lehman Brothers Long Insured Municipal Bond Index     4.01%      N/A     6.79%
--------------------------------------------------------------------------------
SAFECO Municipal Bond Fund                            3.18%     7.10%    7.94%
Lehman Brothers Long Municipal Bond Index             4.49%     8.19%    8.65%
--------------------------------------------------------------------------------
SAFECO California Tax-Free Income Fund                2.53%     7.51%    7.69%
Lehman Brothers Long Municipal Bond Index             4.49%     8.19%    8.65%
--------------------------------------------------------------------------------
SAFECO Washington State Municipal Bond Fund           3.04%      N/A     5.61%*
Lehman Brothers Long Municipal Bond Index             4.49%      N/A     7.00%
--------------------------------------------------------------------------------

*Inception was on March 18, 1993. Performance information begins March 31,
1993.

Intermediate-Term Muni Bond Fund

Intermediate-Term Muni Bond Fund
Lehman Brothers 7-Year Muni Index

              IT Muni       Lehman
           -------------  -------------
03/31/93         10,000         10,000
04/30/93         10,068         10,062
05/31/93         10,085         10,092
06/30/93         10,245         10,277
07/31/93         10,227         10,278
08/31/93         10,438         10,461
09/30/93         10,599         10,575
10/31/93         10,652         10,602
11/30/93         10,559         10,508
12/31/93         10,744         10,701
01/31/94         10,871         10,816
02/28/94         10,601         10,581
03/31/94         10,264         10,299
04/30/94         10,308         10,375
05/31/94         10,387         10,427
06/30/94         10,351         10,408
07/31/94         10,478         10,555
08/31/94         10,552         10,610
09/30/94         10,363         10,509
10/31/94         10,176         10,403
11/30/94          9,955         10,251
12/31/94         10,140         10,407
01/31/95         10,371         10,601
02/28/95         10,649         10,840
03/31/95         10,774         10,953
04/30/95         10,822         10,982
05/31/95         11,130         11,274
06/30/95         11,085         11,265
07/31/95         11,212         11,408
08/31/95         11,328         11,543
09/30/95         11,368         11,587
10/31/95         11,496         11,688
11/30/95         11,614         11,816
12/31/95         11,683         11,879
01/31/96         11,803         11,994
02/28/96         11,789         11,953
03/31/96         11,596         11,837
04/30/96         11,575         11,816
05/31/96         11,539         11,798
06/30/96         11,590         11,889
07/31/96         11,736         11,988
08/31/96         11,755         11,994
09/30/96         11,845         12,102
10/31/96         11,979         12,233
11/30/96         12,168         12,437
12/31/96         12,121         12,399


Insured Muni Bond Fund

Insured Muni Bond Fund
Lehman Brothers Long Insured Muni Index

             INS Muni       Lehman
           -------------  -------------
03/31/93         10,000         10,000
04/30/93         10,122         10,146
05/31/93         10,163         10,239
06/30/93         10,396         10,430
07/31/93         10,301         10,438
08/31/93         10,643         10,710
09/30/93         10,804         10,849
10/31/93         10,808         10,861
11/30/93         10,568         10,719
12/31/93         10,853         10,992
01/31/94         10,998         11,117
02/28/94         10,539         10,726
03/31/94          9,860         10,061
04/30/94          9,907         10,152
05/31/94         10,028         10,275
06/30/94          9,862         10,152
07/31/94         10,217         10,430
08/31/94         10,169         10,433
09/30/94          9,849         10,183
10/31/94          9,560          9,872
11/30/94          9,364          9,647
12/31/94          9,721          9,983
01/31/95         10,125         10,430
02/28/95         10,651         10,851
03/31/95         10,706         10,977
04/30/95         10,630         10,973
05/31/95         11,255         11,440
06/30/95         10,934         11,220
07/31/95         10,967         11,268
08/31/95         11,130         11,424
09/30/95         11,207         11,507
10/31/95         11,514         11,800
11/30/95         11,897         12,109
12/31/95         12,090         12,302
01/31/96         12,093         12,366
02/28/96         11,947         12,194
03/31/96         11,664         11,950
04/30/96         11,564         11,891
05/31/96         11,575         11,894
06/30/96         11,741         12,078
07/31/96         11,892         12,198
08/31/96         11,847         12,182
09/30/96         12,145         12,452
10/31/96         12,238         12,602
11/30/96         12,558         12,885
12/31/96         12,400         12,795

Municipal Bond Fund

Municipal Bond Fund
Lehman Brothers Long Muni Bond Index

               Muni             Lehman
           -------------        ------
12/31/86         10,000         10,000
01/31/87         10,322         10,336
02/28/87         10,362         10,365
03/31/87         10,308         10,212
04/30/87          9,651          9,639
05/31/87          9,627          9,533
06/30/87          9,872          9,837
07/31/87          9,956          9,928
08/31/87          9,980          9,972
09/30/87          9,539          9,565
10/31/87          9,562          9,564
11/30/87          9,844          9,870
12/31/87         10,017          9,998
01/31/88         10,491         10,397
02/28/88         10,611         10,520
03/31/88         10,404         10,369
04/30/88         10,481         10,451
05/31/88         10,451         10,462
06/30/88         10,663         10,666
07/31/88         10,718         10,737
08/31/88         10,773         10,780
09/30/88         11,014         11,024
10/31/88         11,317         11,275
11/30/88         11,184         11,154
12/31/88         11,407         11,348
01/31/89         11,670         11,615
02/28/89         11,495         11,452
03/31/89         11,495         11,462
04/30/89         11,765         11,798
05/31/89         11,986         12,071
06/30/89         12,136         12,255
07/31/89         12,261         12,417
08/31/89         12,153         12,228
09/30/89         12,142         12,191
10/31/89         12,261         12,352
11/30/89         12,481         12,614
12/31/89         12,557         12,708
01/31/90         12,411         12,579
02/28/90         12,554         12,721
03/31/90         12,536         12,734
04/30/90         12,343         12,578
05/31/90         12,734         12,934
06/30/90         12,852         13,061
07/31/90         13,098         13,291
08/31/90         12,757         12,975
09/30/90         12,733         12,955
10/31/90         12,976         13,229
11/30/90         13,337         13,564
12/31/90         13,392         13,624
01/31/91         13,604         13,807
02/28/91         13,663         13,904
03/31/91         13,680         13,937
04/30/91         13,909         14,153
05/31/91         14,049         14,319
06/30/91         14,001         14,292
07/31/91         14,224         14,513
08/31/91         14,440         14,722
09/30/91         14,671         14,935
10/31/91         14,828         15,092
11/30/91         14,780         15,110
12/31/91         15,238         15,470
01/31/92         15,106         15,461
02/28/92         15,145         15,485
03/31/92         15,126         15,524
04/30/92         15,269         15,672
05/31/92         15,526         15,901
06/30/92         15,862         16,209
07/31/92         16,472         16,803
08/31/92         16,135         16,578
09/30/92         16,166         16,651
10/31/92         15,814         16,373
11/30/92         16,298         16,834
12/31/92         16,571         17,053
01/31/93         16,732         17,214
02/28/93         17,456         18,014
03/31/93         17,182         17,797
04/30/93         17,418         18,040
05/31/93         17,518         18,190
06/30/93         17,877         18,532
07/31/93         17,809         18,550
08/31/93         18,282         19,025
09/30/93         18,487         19,290
10/31/93         18,537         19,326
11/30/93         18,303         19,092
12/31/93         18,669         19,585
01/31/94         18,896         19,816
02/28/94         18,337         19,160
03/31/94         17,405         18,016
04/30/94         17,421         18,155
05/31/94         17,631         18,368
06/30/94         17,436         18,147
07/31/94         17,837         18,614
08/31/94         17,850         18,653
09/30/94         17,409         18,220
10/31/94         17,037         17,661
11/30/94         16,687         17,194
12/31/94         17,129         17,805
01/31/95         17,759         18,588
02/28/95         18,506         19,345
03/31/95         18,641         19,578
04/30/95         18,612         19,568
05/31/95         19,478         20,401
06/30/95         19,061         20,025
07/31/95         19,153         20,128
08/31/95         19,400         20,412
09/30/95         19,544         20,572
10/31/95         19,954         21,070
11/30/95         20,506         21,613
12/31/95         20,808         21,950
01/31/96         20,876         22,044
02/28/96         20,646         21,775
03/31/96         20,174         21,377
04/30/96         20,022         21,291
05/31/96         20,055         21,302
06/30/96         20,351         21,630
07/31/96         20,600         21,848
08/31/96         20,527         21,816
09/30/96         20,942         22,315
10/31/96         21,189         22,588
11/30/96         21,661         23,073
12/31/96         21,470         22,935


California Tax-Free Income Fund

California Tax-Free Income Fund
Lehman Brothers Long Muni Bond Index

                Cal               Lehman
           --------------         ------
12/31/86          10,000          10,000
01/31/87          10,262          10,336
02/28/87          10,321          10,365
03/31/87          10,261          10,212
04/30/87           9,497           9,639
05/31/87           9,348           9,533
06/30/87           9,655           9,837
07/31/87           9,728           9,928
08/31/87           9,740           9,972
09/30/87           9,212           9,565
10/31/87           9,197           9,564
11/30/87           9,574           9,870
12/31/87           9,791           9,998
01/31/88          10,272          10,397
02/28/88          10,424          10,520
03/31/88          10,118          10,369
04/30/88          10,175          10,451
05/31/88          10,085          10,462
06/30/88          10,344          10,666
07/31/88          10,373          10,737
08/31/88          10,419          10,780
09/30/88          10,663          11,024
10/31/88          10,980          11,275
11/30/88          10,814          11,154
12/31/88          11,043          11,348
01/31/89          11,308          11,615
02/28/89          11,145          11,452
03/31/89          11,139          11,462
04/30/89          11,398          11,798
05/31/89          11,630          12,071
06/30/89          11,755          12,255
07/31/89          11,890          12,417
08/31/89          11,745          12,228
09/30/89          11,741          12,191
10/31/89          11,855          12,352
11/30/89          12,067          12,614
12/31/89          12,138          12,708
01/31/90          12,003          12,579
02/28/90          12,150          12,721
03/31/90          12,127          12,734
04/30/90          11,943          12,578
05/31/90          12,309          12,934
06/30/90          12,427          13,061
07/31/90          12,663          13,291
08/31/90          12,348          12,975
09/30/90          12,330          12,955
10/31/90          12,641          13,229
11/30/90          12,937          13,564
12/31/90          12,984          13,624
01/31/91          13,181          13,807
02/28/91          13,221          13,904
03/31/91          13,192          13,937
04/30/91          13,397          14,153
05/31/91          13,527          14,319
06/30/91          13,461          14,292
07/31/91          13,668          14,513
08/31/91          13,857          14,722
09/30/91          14,109          14,935
10/31/91          14,261          15,092
11/30/91          14,181          15,110
12/31/91          14,614          15,470
01/31/92          14,563          15,461
02/28/92          14,567          15,485
03/31/92          14,568          15,524
04/30/92          14,675          15,672
05/31/92          14,896          15,901
06/30/92          15,189          16,209
07/31/92          15,702          16,803
08/31/92          15,401          16,578
09/30/92          15,512          16,651
10/31/92          15,081          16,373
11/30/92          15,576          16,834
12/31/92          15,782          17,053
01/31/93          15,946          17,214
02/28/93          16,669          18,014
03/31/93          16,445          17,797
04/30/93          16,686          18,040
05/31/93          16,754          18,190
06/30/93          17,067          18,532
07/31/93          17,045          18,550
08/31/93          17,524          19,025
09/30/93          17,737          19,290
10/31/93          17,737          19,326
11/30/93          17,462          19,092
12/31/93          17,870          19,585
01/31/94          18,136          19,816
02/28/94          17,660          19,160
03/31/94          16,769          18,016
04/30/94          16,708          18,155
05/31/94          16,864          18,368
06/30/94          16,702          18,147
07/31/94          17,090          18,614
08/31/94          17,084          18,653
09/30/94          16,651          18,220
10/31/94          16,248          17,661
11/30/94          15,948          17,194
12/31/94          16,226          17,805
01/31/95          16,971          18,588
02/28/95          17,800          19,345
03/31/95          17,944          19,578
04/30/95          17,864          19,568
05/31/95          18,872          20,401
06/30/95          18,295          20,025
07/31/95          18,377          20,128
08/31/95          18,666          20,412
09/30/95          18,810          20,572
10/31/95          19,311          21,070
11/30/95          20,020          21,613
12/31/95          20,467          21,950
01/31/96          20,394          22,044
02/28/96          20,134          21,775
03/31/96          19,536          21,377
04/30/96          19,362          21,291
05/31/96          19,380          21,302
06/30/96          19,760          21,630
07/31/96          19,986          21,848
08/31/96          19,937          21,816
09/30/96          20,414          22,315
10/31/96          20,670          22,588
11/30/96          21,213          23,073
12/31/96          20,986          22,935


Washington State Muni Bond Fund

Washington State Muni Bond Fund
Lehman Brothers Long Muni Bond Index

             Wash Muni      Lehman Brothers
           --------------   ---------------
03/31/93          10,000          10,000
04/30/93          10,146          10,137
05/31/93          10,188          10,221
06/30/93          10,433          10,413
07/31/93          10,401          10,423
08/31/93          10,684          10,690
09/30/93          10,808          10,839
10/31/93          10,828          10,859
11/30/93          10,658          10,728
12/31/93          10,874          11,005
01/31/94          11,043          11,135
02/28/94          10,665          10,766
03/31/94          10,068          10,123
04/30/94          10,115          10,201
05/31/94          10,259          10,321
06/30/94          10,083          10,197
07/31/94          10,337          10,459
08/31/94          10,300          10,481
09/30/94          10,050          10,238
10/31/94           9,782           9,923
11/30/94           9,553           9,661
12/31/94           9,934          10,004
01/31/95          10,339          10,444
02/28/95          10,730          10,870
03/31/95          10,786          11,000
04/30/95          10,754          10,995
05/31/95          11,189          11,463
06/30/95          10,986          11,252
07/31/95          11,053          11,310
08/31/95          11,195          11,469
09/30/95          11,275          11,559
10/31/95          11,519          11,839
11/30/95          11,786          12,144
12/31/95          11,910          12,333
01/31/96          11,959          12,386
02/28/96          11,848          12,235
03/31/96          11,620          12,011
04/30/96          11,556          11,963
05/31/96          11,580          11,969
06/30/96          11,714          12,154
07/31/96          11,832          12,276
08/31/96          11,798          12,258
09/30/96          12,029          12,539
10/31/96          12,134          12,692
11/30/96          12,341          12,965
12/31/96          12,272          12,887

                            LETTER FROM THE PRESIDENT
                                December 31, 1996

                                TABLE OF CONTENTS
                Fund Managers' Reports ...................... 5
                Highlights .................................. 13
                Portfolios of Investments ................... 16
                Financial Statements ........................ 34
                Notes to Financial Statements ............... 40

[PHOTO OF DAVID F. HILL]
    DAVID F. HILL

DEAR SHAREHOLDER:

         SAFECO Mutual Funds have changed their fiscal year to coincide with the calendar year, and so we present to you our annual report for 1996:

         We entered 1996 with rather modest expectations for the equity markets and look what happened. The S&P gained 22.94% on the heels of its astonishing 37.50% growth in 1995.

         The good news is, investors who had the conviction to stay invested in common stocks were amply rewarded. For the second straight year, we're glad to have been "in" the market, rather than "out."

         The bad news is that such market conditions can cause amnesia -- amnesia when it comes to the volatile nature of the stock market (which delivered 1.32% in 1994), and forgetfulness regarding the diversification that bond and money market funds provide.

         The neglected cousins of 1996 were the bond markets. Bonds struggled through the year -- despite the fact inflation remained at bay -- reversing directions and ultimately delivering lackluster total returns. The broader market as measured by Lehman Brothers Government/Corporate Index returned 2.90% for the year.

         Three elements seem to be props for the stock market. Inflation has remained in control, corporate earnings have continued to grow and there has been a fundamental shift in the way individuals invest. Investors are increasingly recognizing the superior long-term potential of stocks. At the same time they are taking control of more of their retirement savings.

         While the shift from traditional company-controlled pensions to employee-directed plans


(Continued on next page.)

such as 401(k)s seems irreversible, it doesn't seem possible for the stock market to sustain its present level of growth.

         Still, we believe common stocks offer the potential for superior long-term returns as they have over the past 70 years. At the same time, we remind you of the historical level of stock market returns. Over the last 20 years, the S&P 500 has averaged 14%, not 23% or 38% as reflected in the performance of the past two years.

         All in all, our 1997 outlook is that the financial markets will do "okay." We anticipate bonds will return their current interest rate, and be without big gains or losses. But then, people should buy bonds for that stream of interest anyway.

         Stocks will have a more difficult time, especially if corporate earnings fail to meet expectations. Nonetheless, there are always opportunities for stock pickers. And that's what we do best.


/s/ David F. Hill

David F. Hill, President
SAFECO Mutual Funds

                          REPORT FROM THE FUND MANAGERS
                                December 31, 1996

[PHOTO OF STEPHEN C. BAUER]
     STEPHEN C. BAUER

SAFECO TAX-EXEMPT BOND TRUST

         After a summer of watchful waiting, investors decided that inflation was still under control. The Federal Reserve decided to leave interest rates unchanged and the bond markets breathed a sigh of relief.

         And in this market, municipal bonds outperformed Treasury bonds. Over the 12 months ending December 31, 1996, the Bond Buyer 40 Index, an index based on the average yield of 40 municipal bonds, went from 5.56% to 5.72% during the course of the year; reaching a high of 6.22% in June and a low of 5.47% in February.

         The 30-year Treasury bond yield went from 5.95% to 6.64%.

         Although municipal bond prices declined about two and one-half points over 1996, Treasury prices dropped nine points.

         The main reason for muni's outperformance was low supply and the elimination from the political scene of the "flat tax" advocates.

         Flat-tax proposals -- which would reduce, or eliminate, the value of tax-exemption -- caused municipal bonds to become grossly undervalued compared to Treasury bonds. As flat-tax schemes were dismissed, the muni market regained its normal relationship with taxable bonds. Tax-exempts went from yielding 95% of similar-length, taxable Treasury bonds to yielding 85% of Treasuries.

         The second factor holding up muni values was low supply in a market with a strong demand. Individuals and insurance companies have been big buyers of municipal bonds. Almost every new issue priced has been snapped up by cash-laden investors. That, combined with bonds reaching maturity or being called,

(Continued on next page.)

made 1996 the second consecutive year in which the outstanding volume of tax-exempts declined.

         Should renewed inflation fears prompt the Federal Reserve to raise interest rates, I doubt the reaction will be either severe or long lasting. Any increase causing a decline in bond prices will more likely be seen as a buying opportunity, as investors are confident the Fed will ensure a low inflation environment.

         Although 1996 paled in comparison to 1995's largess, there were positives. Additionally, I think 1997 could bring substantial improvements. Modest economic growth and the Fed's commitment to restrain inflation is good news for bond investors.


/s/ STEPHEN C. BAUER

Stephen C.  Bauer
President, SAFECO Asset Management

SAFECO MUNICIPAL BOND FUND

         The SAFECO Municipal Bond Fund returned 3.18% for the year ended December 31, while the average municipal bond fund returned 3.30% according to Lipper Analytical Services. The Lehman Brothers Long Municipal Bond Index posted 4.49% for the same period.

         It's nearly impossible for a bond fund to beat a bond index because the index has no expenses, no cash and no call features. The difference in performance of the Fund and its peer group can be attributed to our deep discount bonds which performed poorly when rates were rising.

         In the last year, transactions in the Municipal Bond Fund were to sell prerefunded bonds and reinvest in longer, higher-yielding issues, and to improve call protection by buying discount bonds.

         A prerefunded bond is a bond for which funds have been set aside to prepay it at the first date at which it can be called. This advance refunding effectively shortens a bond's life to seven or eight years, making it an intermediate-term bond. While these bonds are very stable in price and an excellent source of liquidity in any market, significant yield pickups can be achieved by selling pre-re's and reinvesting in long-term bonds.

         I sold prerefunded bonds with yields around 4.4% and reinvested the money in longer bonds yielding about 6.1%. Although substantial capital gains occurred with the sales, they were offset by tax losses left over from 1994.

         My second emphasis has been to improve call protection by buying discount bonds. Discount bonds are priced below par (face value) because yields are below current rates. As yields fall lower, par bonds are often called in and refinanced at the new, lower rates. Their call feature inhibits the ability of par bonds to appreciate. Meanwhile, discount bonds with

(Continued on next page.)

their lower coupons can appreciate a long way before the market undercuts their yields and causes them to be called.

SAFECO CALIFORNIA TAX-FREE
INCOME FUND

         The SAFECO California Tax-Free Income Fund returned 2.53% for the year ended December 31, while the average California municipal bond fund returned 3.65%, according to Lipper Analytical Services. Meanwhile, the Lehman Brothers Long Municipal Bond Index posted 4.49% for the one-year period.

         The performance differential is due to our preference for discount bonds. When rates rise, as they did in 1996 discount bonds are hardest hit. However, when rates are falling and prices are rising, the outperformance of discount bonds compensates for their downside.

         Like the SAFECO Municipal Bond Fund, the California Fund reduced its percentage in pre-refunded bonds, and improved call protection and appreciation potential performance by selling par bonds and buying discounts.

         The Foothill/Eastern Toll Road bonds continue to be among the best performers the Fund owns. These bonds and the San Joaquin Toll Road bonds have outperformed the market because the two construction projects are proceeding ahead of schedule and under budget. Once they have a history of toll collections, they may be upgraded by the rating agencies, which would further enhance their value.

         One new name added to the Fund was Eldorado Public Agency Financing Authority, which is responsible for water and wastewater treatment in the Placerville area.

SAFECO INSURED
MUNICIPAL BOND FUND

         The SAFECO Insured Municipal Bond Fund returned 2.56% for the year ended December 31, while the average insured fund returned 2.83%, according to

Lipper. The Lehman Brothers Long-Insured Municipal Bond Index posted 4.01% for the same period.

    Our strategy of staying fully invested in long bonds and of buying bonds that are out of favor and on sale causes us to lag in poor markets. However, this same strategy has enabled us to soundly outperform the Index and our peers in rising markets.

    The Insured Fund has attracted new money to invest and we put it to work in Chicago G.O., Dade County Water & Sewer Revenue, and Los Angeles Convention and Exhibition Center Authority Certificates of Participation.

    In addition, the Insured Fund exchanged par for discount bonds to improve call protection and performance. I also sold bonds with maturities from 13 to 20 years and reinvested the proceeds in Huron Valley, Michigan, School District (5.75%, due May 1, 2022). The result was better call protection and an average yield pickup of .26%.


/s/ Stephen C. Bauer

Stephen C. Bauer
Portfolio Manager,
 SAFECO Municipal Bond Fund
 SAFECO California Tax-Free
  Income Fund
 SAFECO Insured Municipal
  Bond Fund

Steve Bauer joined SAFECO in 1971 as a fixed-income analyst. He became a fund manager with the inception of the SAFECO Municipal Bond Fund in 1981, and is President of SAFECO Asset Management. Bauer holds a B.S. in microbiology and an M.B.A. from the University of Washington.

(Continued on next page.)

SAFECO WASHINGTON STATE
MUNICIPAL BOND FUND

         The 12-month return for the SAFECO Washington State Municipal Bond Fund was 3.04%, while the average return for Washington funds was 3.75%, according to Lipper, and the Lehman Brothers Long Municipal Bond Index returned 4.49%.

         The Fund's investment strategy of buying and holding long-term bonds makes for greater volatility in both up and down markets. There's greater price appreciation in "bull markets" when interest rates are falling, and further declines when rates increase as they did in 1996, thus causing the Fund's under-performance.

         Our strategy, and subsequently this Fund, is appropriate for long-term investors who can withstand share price volatility in pursuit of the higher long-term gains provided by longer-term bonds.

         Purchases for the Washington State Municipal Bond Fund included Seattle Drainage and Wastewater revenue bond maturing in 2020 at a yield of 5.80% and Seattle Water Metro maturing in 2020 with a yield of 5.75%.

[PHOTO OF BEVERLY R. DENNY]
     Beverly Denny

         Attractive prices allowed us to add to our holdings in University of Washington Housing, Grant PUD and Snohomish PUD.

         Sales included Centralia Water Revenue, Tacoma Limited G.O., and Tumwater G.O. The shorter average maturities on these bonds -- around the year 2011 -- made them good candidates for sale as we were able to swap them for longer bonds with better call protection and an average maturity around 2021.

         I will continue to try to extend maturities, call protection and yield during 1997.

/s/ Beverly R. Denny

Beverly R. Denny
SAFECO Washington State
 Municipal Bond Fund Manager

Beverly Denny came to SAFECO from T. Rowe Price in 1991. She holds an MBA from the University of Virginia and a B.S. in finance/economics from Babson College.

SAFECO INTERMEDIATE-TERM
MUNICIPAL BOND FUND

         For the year ended December 31, the SAFECO Intermediate-Term Municipal Bond Fund returned 3.75%, while the average Intermediate-Term Municipal Bond fund returned 3.70%, according to Lipper Analytical Services. The Lehman Brothers 7-year Municipal Bond Index posted 4.38% for the same period.

         Our underperformance compared to the Index and our overperformance compared to the peer group was most likely driven by our longer average maturity (as well as the fact that the index bears no expenses). Over the last six months the Fund's average maturity moved from 7.7 to 7.5 years.

         1996 was an up-and-down year for the municipal market in general, and the intermediate market was no exception. After a great deal of this movement, intermediate municipals ended slightly worse than when they started.

         Because of their shorter maturities and lower volatility, intermediate municipal bonds performed better than longer-term bonds during 1996. The average general municipal bond fund returned 3.30% for the period.

[PHOTO OF MARY V. METASTASIO]
     Mary V. Metastasio

         The market's improvement in the second half of the year allowed us to sell some of our shorter, lower-yielding bonds at attractive levels, and replace them with longer, higher-yielding bonds.

         I plan to continue managing the Fund to take advantage of market conditions to increase yield and add value.


/s/ Mary V. Metastasio

Mary V. Metastasio
SAFECO Intermediate-Term
  Municipal Bond Fund Manager

Mary Metastasio joined SAFECO's investment department in 1985 as a securities analyst and began managing the SAFECO Tax-Free Money Market Fund in 1987. She holds a B.A. in Dramatic Art from Whitman College and an M.B.A. from the University of Washington.

                        S&P CREDIT RATINGS DISTRIBUTIONS
                         AS A PERCENTAGE OF NET ASSETS
                               December 31, 1996

                              SAFECO
                              INTERMEDIATE-TERM
                              MUNICIPAL BOND FUND

                                        Percent of
S&P Credit Ratings                      Net Assets
--------------------------------------  -------------
AAA                                               50 %
AA                                                14
A                                                 21
BBB                                                8
B                                                  3
Not Rated                                          2
Cash & Other                                       2
                                        -------------
                                                 100 %
                                        =============


                              SAFECO
                              INSURED MUNICIPAL
                              BOND FUND

                                       Percent of
S&P Credit Ratings                     Net Assets
-------------------------------------  -------------
AAA                                             102 %
Cash & Other                                     (2)
                                       -------------
                                                100 %
                                       =============


                              SAFECO
                              MUNICIPAL BOND FUND

                                     Percent of
S&P Credit Ratings                   Net Assets
-----------------------------------  -------------
AAA                                            38 %
AA                                             20
A                                              26
BBB                                             7
B                                               1
Not Rated                                       7
Cash & Other                                    1
                                     -------------
                                              100 %
                                     =============

                              SAFECO
                              CALIFORNIA TAX-FREE
                              INCOME FUND

                                     Percent of
S&P Credit Ratings                   Net Assets
-----------------------------------  --------------
AAA                                             42 %
AA                                              10
A                                               23
BBB                                             11
Not Rated                                       11
Cash & Other                                     3
                                     --------------
                                               100 %
                                     ==============

                              SAFECO
                              WASHINGTON STATE
                              MUNICIPAL BOND FUND

                                Percent of
S&P Credit Ratings              Net Assets
------------------------------  --------------
AAA                                        48 %
AA                                         20
A                                          20
Not Rated                                  10
Cash & Other                                2
                                --------------
                                          100 %
                                ==============

                                   HIGHLIGHTS
                               December 31, 1996

--------------------------------------------------------------------------------
CURRENT YIELD (30-DAY)                                         PERCENT
--------------------------------------------------------------------------------
SAFECO Intermediate-Term Municipal Bond Fund ................   4.00%

SAFECO Insured Municipal Bond Fund ..........................   4.65%

SAFECO Municipal Bond Fund ..................................   5.03%

SAFECO California Tax-Free Income Fund ......................   4.96%

SAFECO Washington State Municipal Bond Fund .................   4.58%

--------------------------------------------------------------------------------
WEIGHTED AVERAGE MATURITY                                       YEARS
--------------------------------------------------------------------------------
SAFECO Intermediate-Term Municipal Bond Fund ................    7.6

SAFECO Insured Municipal Bond Fund ..........................   24.2

SAFECO Municipal Bond Fund ..................................   23.9

SAFECO California Tax-Free Income Fund ......................   24.2

SAFECO Washington State Municipal Bond Fund .................   23.0

                                December 31, 1996

SAFECO INTERMEDIATE-TERM
MUNICIPAL BOND FUND

TOP FIVE
TYPES OF BONDS                                         PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
Local G.O. - Unlimited Tax ..................................   17%
Lease Rental ................................................   15%
Hospital ....................................................   15%
Electric Utilities - Combination ............................   13%
Utilities - Water and Sewer .................................   13%


TOP FIVE HOLINGS                                       PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
North Carolina Municipal Power Agency #1
  Catawba Electric Revenue ..................................   5.3%
New York State Housing Finance Agency
  Health Facilities Revenue .................................   5.2%
Mississippi Hospital Equipment &
  Facilities Authority ......................................   4.4%
Trinity River Authority (TX) ................................   4.3%
Oklahoma Industries Authority
  Health Facilities .........................................   4.3%

TOP FIVE STATES                                         PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
Illinois ....................................................   12%
Washington ..................................................   12%
New York ....................................................   10%
California ..................................................    9%
Indiana .....................................................    7%

SAFECO INSURED
MUNICIPAL BOND FUND

TOP FIVE
TYPES OF BONDS                                         PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
Utilities - Sewer ...........................................   20%
Electric Utilities - Combination ............................   13%
Local G.O. - Unlimited Tax ..................................   11%
Utilities - Water  & Sewer ..................................   10%
University Revenue ..........................................    9%

TOP FIVE HOLINGS                                       PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
Los Angeles Convention and
  Exhibition Center .........................................   4.7%
Huron Valley School District
  General Obligation ........................................   4.6%
Massachusetts Housing Finance Agency
(Rental Housing and Mortgage
  Revenue) ..................................................   4.6%
Board of Trustees Alabama Agriculture and
  Mechanical University Revenue .............................   4.5%
Pittsburgh Water and Sewer
  Authority Revenue .........................................   4.4%

TOP FIVE STATES                                         PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
California ..................................................   24%
Washington ..................................................   13%
Illinois ....................................................   11%
Pennsylvania ................................................   10%
Michigan ....................................................    7%

                                December 31, 1996

SAFECO MUNICIPAL BOND FUND

TOP FIVE
TYPES OF BONDS                                         PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
Escrow Secured - U.S. Treasury
  (Prerefunded) .............................................   15%
Electric Utilities - Combination ............................   15%
Hospital ....................................................    8%
Utilities - Sewer ...........................................    6%
Lease Rental ................................................    5%


TOP FIVE HOLINGS                                       PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
San Joaquin Hills (CA) Transportation
  Corridor Agency ...........................................   4.5%
Illinois Educational Facilities Authority ...................   3.5%
Austin Combined Utility System ..............................   3.3%
Alaska Housing Finance Corp. ................................   3.2%
East Chicago (IN) Elementary
  School Building Corp. .....................................   2.6%


TOP FIVE STATES                                         PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
California ..................................................   21%
Washington ..................................................   11%
Illinois ....................................................   10%
Texas .......................................................    7%
South Carolina ..............................................    6%

SAFECO CALIFORNIA
TAX-FREE INCOME FUND

TOP FIVE
TYPES OF BONDS                                         PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
Local General Obligation - Limited Tax ......................   14%
Electric Utilities - Combination ............................   11%
Toll Road ...................................................   11%
Hospital ....................................................   11%
Utilities - Sewer ...........................................   11%


TOP FIVE HOLINGS                                       PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
San Joaquin Hills Transportation
  Corridor Agency ...........................................   6.0%
Los Angeles County Sanitation
  District Financing Authority ..............................   5.8%
Pittsburg Redevelopment Agency ..............................   5.3%
Foothill/Eastern Transportation
  Corridor Agency ...........................................   5.0%
San Jose Redevelopment Agency ...............................   4.7%

SAFECO WASHINGTON STATE
MUNICIPAL BOND FUND

TOP FIVE
TYPES OF BONDS                                         PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
Local G.O. - Limited Tax ....................................   14%
Hospital ....................................................   12%
Utilities - Water ...........................................    9%
Local G.O. - Unlimited Tax ..................................    9%
Electric Utility - Hydro ....................................    9%


TOP FIVE HOLINGS                                       PERCENT OF NET ASSETS
--------------------------------------------------------------------------------

Snohomish County Public
  Utility District #1.. .....................................  4.7%
University of Washington Housing
  and Dining System Revenue .................................  4.5%
Snohomish County Unlimited Tax G.O. -
  Everett School District #2 ................................  4.5%
Grant County Public Utility District #2 .....................  4.5%
King County Housing Authority ...............................  4.4%

                            PORTFOLIO OF INVESTMENTS
                            SAFECO INTERMEDIATE-TERM
                              MUNICIPAL BOND FUND
                             As of December 31, 1996

PRINCIPAL
AMOUNT (000's)                                           VALUE (000's)
--------------------------------------------------------------------------------
BONDS-98.5%
ALASKA - 3.4%
  $250  Anchorage Hospital Revenue
        (Sisters of Providence)
        6.75%, due 10/01/01 ................................  $270

   200  Fairbanks North Star Borough
        General Obligation
        5.20%, due 3/01/03 [MBIA]* .........................   205

ARIZONA - 0.7%
   100  Tucson Airport Authority
        General Revenue
        5.30%, due 6/01/03 [MBIA] ..........................   104

CALIFORNIA - 8.5%
   235  Pleasanton Joint Powers
        Financing Authority
        Reassessment Revenue
        5.80%, due 9/02/02 .................................   242
   440  Sacramento Municipal Utility
        District Electric Revenue
        5.50%, due 2/01/11 .................................   442
   500  Santa Margarita Dana Point
        Authority Revenue
        5.375%, due 8/01/04 ................................   523

CONNECTICUT - 5.1%
   100  Connecticut Housing Finance
        Authority Housing Mortgage
        Finance Program
        5.40%, due 5/15/03 .................................   103
   150  Connecticut Special Tax
        Obligation
        Transportation Infrastructure
        6.50%, due 6/01/03 .................................   166

CONNECTICUT (CONTINUED)
   400  East Haven Connecticut
        General Obligation
        6.50%, due 9/01/05 [FGIC] ..........................   447

DISTRICT OF COLUMBIA - 3.1%
        District of Columbia General
        Obligation
   150  5.75%, due 6/01/03 .................................   151
   300  5.20%, due 6/01/03 .................................   293

GEORGIA - 2.8%
        Georgia Municipal Electric
        Authority General Power Revenue
   100  5.75%, due 1/01/03 .................................   104
   300  4.75%, due 1/01/04 .................................   295

ILLINOIS - 12.2%
   125  Chicago Wastewater
        Transmission Revenue
        5.20%, due 1/01/04 [FGIC] ..........................   128
   100  Illinois Health Facilities Authority
        Revenue  (Brokaw-Mennonite
        Association)
        5.60%, due 8/15/01 [FGIC] ..........................   104
   300  Illinois Health Facilities
        Authority Revenue
        (Masonic Medical Center)
        5.20%, due 10/01/03 ................................   302
   500  Joliet Waterworks and
        Sewerage Revenue
        7.00%, due 1/01/05 [FGIC] ..........................   570
        Metropolitan Pier and
        Exposition Authority (McCormick
        Place Expansion Project)
   100  5.90%, due 6/15/03 .................................   105
   500  5.50%, due 6/15/03 [MBIA] ..........................   521

                       SEE NOTES TO FINANCIAL STATEMENTS

                  SAFECO INTERMEDIATE-TERM MUNICIPAL BOND FUND
                             As of December 31, 1996

PRINCIPAL
AMOUNT (000's)                                           VALUE (000's)
--------------------------------------------------------------------------------
INDIANA - 6.8%
  $100  Clay School Building Corp.
        First Mortgage
        5.60%, due 1/01/03 [MBIA] ..........................  $105
   200  Hammond Multi-School
        Building Corp.  First Mortgage
        (Lake County)
        5.50%, due 1/15/03 .................................   211
   330  Highland School Building Corp.
        First Mortgage
        5.00%, due 1/05/04 .................................   330
   100  Indiana Bond Bank State
        Revolving Fund Program
        5.90%, due 2/01/03 .................................   106
   100  Indianapolis Local Public
        Improvement Bond Bank
        Transportation Revenue
        5.80%, due 7/01/03 .................................   106
   100  Pike Township School Building
        Corp. First Mortgage Revenue
        5.70%, due 2/01/01 .................................   104

KENTUCKY - 3.7%
   500  Kentucky State Property and
        Buildings Commission Revenue
        5.50%, due 9/01/04 .................................   524

LOUISIANA - 1.5%
   100  Louisiana Correctional Facilities
        Corp. Lease Revenue
        5.55%, due 12/15/02 [FSA] ..........................   105
   100  Louisiana Public Facilities
        Authority Student Loan Revenue
        6.20%, due 3/01/01 .................................   104

MASSACHUSETTS - 3.6%
        Massachusetts Water
        Resources Authority
        General Revenue
  $400  5.25%, due 12/01/08 ................................  $403
   100  5.70%, due 11/01/02 ................................   105

MICHIGAN - 2.2%
   300  Detroit School District Unlimited
        Tax General Obligation
        5.75%, due 5/01/02 .................................   314

MISSISSIPPI - 4.4%
   600  Mississippi Hospital Equipment
        and Facilities Authority
        Revenue (Mississippi
        Baptist Medical Center)
        5.40%, due 5/01/04 [MBIA] ..........................   621

NEW JERSEY - 0.7%
   100  New Jersey Housing &
        Mortgage Finance Agency
        Housing Revenue
        6.00%, due 11/01/02 ................................   104

NEW YORK - 9.5%
   100  Metropolitan Transportation
        Authority Transit Facilities
        Service Contract Revenue
        5.375%, due 7/01/02 ................................   102
   400  New York City Municipal
        Water Finance Authority
        5.00%, due 6/15/03 .................................   404

                       SEE NOTES TO FINANCIAL STATEMENTS

                  SAFECO INTERMEDIATE-TERM MUNICIPAL BOND FUND
                             As of December 31, 1996

PRINCIPAL
AMOUNT (000's)                                           VALUE (000's)
--------------------------------------------------------------------------------
NEW YORK (CONTINUED)
  $100  New York Dormitory Authority
        State University Educational
        Facilities Revenue
        5.75%, due 5/15/01 .................................  $103
   700  NYS HFA Health Facilities
        6.375%, due 11/01/04 ...............................   740

NORTH CAROLINA - 6.8%
   210  North Carolina Eastern
        Municipal Power Agency
        System Revenue
        5.50%, due 1/01/02 .................................   213
   800  North Carolina Municipal
        Power Agency
        #1 Catawba Electric Revenue
        4.10%, due 1/01/05 [AMBAC] .........................   747

OKLAHOMA - 4.3%
   600  Oklahoma Industries Authority
        Health Facilities Revenue
        (Sisters of Mercy Health
        System, St. Louis, Inc.)
        5.20%, due 6/01/05 .................................   606

PENNSYLVANIA - 1.7%
  $250  Philadelphia Water and
        Wastewater Revenue
        5.00%, due 6/15/02 .................................  $248

TEXAS - 5.8%
   100  Coastal Bend Health Facility
        Development Corp.
        Health Services Revenue
        (Incarnate Word)
        5.70%, due 1/01/03 [AMBAC] .........................   105
   100  Houston Sewer System Junior
        Lien Revenue
        5.75%, due 12/01/02 ................................   106
   600  Trinity River Authority Revenue
        (Tarrant County Water Project)
        5.25%, due 2/01/05 .................................   614

WASHINGTON - 11.7%
   500  Snohomish & Island Counties WA
        School Dist. No. 401 (Stanwood)
        General Obligation
        5.90%, due 12/15/11 [FGIC] .........................   519
   500  Tacoma Electric System Revenue
        5.80%, due 1/01/04 [FGIC] ..........................   530


                       SEE NOTES TO FINANCIAL STATEMENTS

                  SAFECO INTERMEDIATE-TERM MUNICIPAL BOND FUND
                            As of December 31, 1996

PRINCIPAL
AMOUNT (000's)                                           VALUE (000's)
--------------------------------------------------------------------------------
WASHINGTON (CONTINUED)
  $100  Washington Health Care Facilities
        Authority Revenue (Empire
        Health Service, Spokane)
        5.50%, due 11/01/03 [MBIA] .....................   $   104
        Washington Public Power
        Supply System Nuclear
        Project #2 Revenue
   200  5.30%, due 7/01/02 .............................       204
   300  4.80%, due 7/01/04 .............................       295
                                                           -------
TOTAL BONDS......... ...................................    13,957
                                                           -------
TEMPORARY INVESTMENTS - 0.3%
Investment Companies:
    41  Federated Tax-Exempt
        Money Market Fund, Inc. ........................        41
                                                           -------
TOTAL TEMPORARY INVESTMENTS ............................        41
                                                           -------
TOTAL INVESTMENTS - 98.8% ..............................   $13,998
Other Assets, less Liabilities .........................       174
                                                           -------
NET ASSETS .............................................   $14,172
                                                           =======

*The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio and the percentage of the total bonds they guarantee at the period end are as follows:

FGIC:  Financial Guaranty
       Insurance Corp. ......................................   16.5%

MBIA:  Municipal Bond Investors
       Assurance Corp. ......................................   11.9

AMBAC: AMBAC Indemnity Corp. ................................    6.1

FSA:   Financial Security
       Assurance, Inc. ......................................    0.8
                                                               -----
                                                                35.3%
                                                               =====

                       SEE NOTES TO FINANCIAL STATEMENTS

                            PORTFOLIO OF INVESTMENTS
                       SAFECO INSURED MUNICIPAL BOND FUND
                             As of December 31, 1996

PRINCIPAL
AMOUNT (000's)                                           VALUE (000's)
--------------------------------------------------------------------------------
BONDS - 102.2%

ALABAMA - 4.5%
  $600  Board of Trustees Alabama
        Agriculture and Mechanical
        University Revenue
        5.50%, due 11/01/20 [MBIA]* ........................  $592

ALASKA - 2.3%
   300  Alaska Housing Finance Corp.
        Insured Mortgage Program
        5.90%, due 12/01/33 [FSA] ..........................   299

CALIFORNIA - 24.0%
   385  Fresno Sewer System Revenue
        4.50%, due 9/01/23 [AMBAC] .........................   322
   665  Los Angeles Convention and
        Exhibition Center Authority
        Certificates of Participation
        5.125%, due 8/15/21 [MBIA] .........................   618
   600  Los Angeles County Sanitation
        District Financing Authority
        Revenue (Capital Projects)
        5.25%, due 10/01/19 [MBIA] .........................   569
   500  Los Angeles Department of
        Water and Power Electricity
        Refunding Revenue
        4.25%, due 11/15/14 [MBIA] .........................   421
   650  Los Angeles Wastewater
        System Revenue
        4.70%, due 11/01/19 [FGIC] .........................   567
   350  Sacramento Municipal Utility
        District Electric Revenue
        4.75%, due 9/01/21 [MBIA] ..........................   306

CALIFORNIA (CONTINUED)
  $250  San Diego Public Facilities
        Financing Authority
        Sewer Revenue
        5.00%, due 5/15/23 [AMBAC] .........................  $228
   145  University of California Revenue
        (Multiple Purpose Projects)
        4.75%, due 9/01/15 [AMBAC] .........................   130

FLORIDA - 3.5%
   470  Dade County Water and Sewer
        System Revenue
        5.50%, due 10/01/25 [FGIC] .........................   461

ILLINOIS - 10.8%
        Chicago General Obligation
   100  5.875%, due 1/01/22 [AMBAC] ........................   101
   500  5.125%, due 1/01/25 [FGIC] .........................   461
   250  Cook County General Obligation
        5.00%, due 11/15/23 [MBIA] .........................   223
   200  Illinois Health Facilities
        Authority Revenue (The
        Children's Memorial Hospital)
        5.00%, due 8/15/22 [AMBAC] .........................   178
   400  Regional Transportation Authority
        6.75%, due 6/01/25 [FGIC] ..........................   458

INDIANA - 5.8%
   100  Indiana Municipal Power Agency
        Power Supply System Revenue
        6.125%, due 1/01/13 [MBIA] .........................   107
   250  Indiana State Office Building
        Commission Capitol
        Complex Revenue
        5.25%, due 7/01/15 [AMBAC] .........................   235

                       SEE NOTES TO FINANCIAL STATEMENTS

                       SAFECO INSURED MUNICIPAL BOND FUND
                            As of December 31, 1996

PRINCIPAL
AMOUNT (000's)                                           VALUE (000's)
--------------------------------------------------------------------------------
INDIANA (CONTINUED)
  $100  Indiana Transportation Finance
        Authority Highway Revenue
        5.25%, due 6/01/15 [AMBAC] .........................  $ 97
   350  Indianapolis Gas Utility Revenue
        5.375%, due 6/01/21 [FGIC] .........................   328

IOWA - 1.8%
   250  Marshalltown Pollution Control
        Revenue (Iowa Electric Light
        and Power Co. Project)
        5.50%, due 11/01/23 [MBIA] .........................   241

MASSACHUSETTS - 4.6%
   600  Massachusetts Housing
        Finance Agency (Rental
        Housing and Mortgage Revenue)
        6.20%, due 7/01/38 [AMBAC] .........................   601

MICHIGAN - 7.0%
   350  Detroit Water Supply
        System Revenue
        5.00%, due 7/01/23 [FGIC] ..........................   317
   600  Huron Valley School District
        General Obligation
        5.75%, due 5/01/22 [FSA] ...........................   604

MINNESOTA - 2.3%
   350  Minneapolis and St. Paul
        Housing and Redevelopment
        Authority Health Care System
        Revenue (HealthSpan)
        4.75%, due 11/15/18 [AMBAC] ........................   307

NORTH CAROLINA - 0.9%
   125  North Carolina Eastern Municipal
        Power Agency Power
        System Revenue
        5.50%, due 1/01/17 [FGIC] ..........................   122

PENNSYLVANIA - 9.8%
  $350  Montgomery County Higher
        Education  and Health Authority
        Hospital Revenue
        (Abington Memorial Hospital)
        5.125%, due 6/01/24 [FGIC] .........................  $322
   650  Pittsburgh Water and Sewer
        Authority Revenue
        4.75%, due 9/01/16 [FGIC] ..........................   580
   445  University Area Joint Authority
        Sewer Revenue
        4.75%, due 11/01/20 [MBIA] .........................   390

RHODE ISLAND - 3.5%
   500  Rhode Island Health and
        Education Building
        Corporation Higher Education
        Facility Revenue
        5.25%, due 9/15/23 [MBIA] ..........................   461

TEXAS - 6.3%
   200  Colorado River Municipal
        Water District Water System
        Revenue
        5.15%, due 1/01/21 [AMBAC] .........................   185
   250  Harris County Toll Road
        Unlimited Tax Revenue
        5.50%, due 8/15/21 [FGIC] ..........................   245
        Lower Colorado River Authority
        Junior Lien Revenue
   300  5.625%, due 1/01/17 [FSA] ..........................   293
    10* 5.625%, due 1/01/17[FSA]
        (Prerefunded 1/01/15 @ 100) ........................    10
    95  Sabine River Authority
        Pollution Control Revenue
        (Texas Utilities Electric Co.
        Project)
        6.55%, due 10/01/22 [FGIC] .........................   104


                       SEE NOTES TO FINANCIAL STATEMENTS

                       SAFECO INSURED MUNICIPAL BOND FUND
                            As of December 31, 1996

PRINCIPAL
AMOUNT (000'S)                                           VALUE (000's)
--------------------------------------------------------------------------------
Virginia - 1.8%
  $250  Virginia Housing Development
        Authority Commonwealth
        Mortgage
        5.25%, due 7/01/27
        [AMBAC].... ........................................  $ 233

Washington - 13.3%
   100  King County Public Hospital
        District #1 Hospital Facilities
        Revenue (Valley Medical Center)
        5.50%, due 9/01/17 [AMBAC] .........................     96
   500  Municipality of Metropolitan
        Seattle Sewer Revenue
        6.30%, due 1/01/33 [MBIA] ..........................    530
   250  Richland Water and Sewer
        Improvement Revenue
        5.625%, due 4/01/12 [MBIA] .........................    253

Washington (Continued)
  $530  Snohomish County Public Utility
        District #1 Electric Revenue
        5.50%, due 1/01/20 [FGIC] ..........................  $ 507
   100  Washington Health Care
        Facilities Authority Revenue
        (Swedish Hospital Medical
        Center)
        6.30%, due 11/15/22 [AMBAC] ........................    105
   250  Yakima-Tieton Irrigation
        District Revenue
        6.20%, due 6/01/19 [FSA] ...........................    264
                                                            -------
TOTAL BONDS......... ....................................... 13,471
                                                            -------
TEMPORARY INVESTMENTS - 5.3% Investment Companies:
   705  Federated Tax-Exempt
        Money Market Fund, Inc. ............................    705
                                                            -------
TOTAL TEMPORARY INVESTMENTS ................................    705
                                                            -------
TOTAL INVESTMENTS - 107.5% ................................. 14,176
Liabilities, less other Assets .............................   (989)
                                                            -------
NET ASSETS ........ ........................................$13,187
                                                            =======

*The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio and the percentage of the total bonds they guarantee at the period end are as follows:

MBIA:  Municipal Bond Investors
       Assurance Corp. ......................   35.0%
FGIC:  Financial Guaranty
       Insurance Corp. ......................   33.2
AMBAC: AMBAC Indemnity Corp. ................   20.9
FSA:   Financial Security
       Assurance, Inc. ......................   10.9
                                               ------
                                               100.0%
                                               ======

-----------------------------------------------------
*  Prerefunded bonds are collateralized by
   securities (generally U.S. Treasury Securities) held in an irrevocable trust in an amount sufficient to pay interest and principal.


                       SEE NOTES TO FINANCIAL STATEMENTS

                           SAFECO MUNICIPAL BOND FUND
                            As of December 31, 1996

PRINCIPAL
AMOUNT (000'S)                                           VALUE (000's)
--------------------------------------------------------------------------------
BONDS - 99.4%

ALABAMA - 0.5%
$1,310  Board of Trustees Alabama
        Agriculture and Mechanical
        University Revenue
        5.50%, due 11/01/20 [MBIA]* ........................  $1,293
 1,000  Citronelle Industrial Development
        Board Pollution Control Revenue
        8.00%, due 12/01/12 ................................   1,107

ALASKA - 3.3%
        Alaska Housing Finance Corp.
        Veterans Mortgage Program
   765  6.50%, due 6/01/31 .................................     775
17,000  5.00%, due 12/01/18 ................................  15,169

ARIZONA - 2.6%
        Phoenix Civic Improvement Corp.
        Wastewater System Lease
        Revenue
 4,220  5.00%, due 7/01/18 [MBIA] ..........................   3,931
 9,800  4.75%, due 7/01/23 .................................   8,380

CALIFORNIA - 21.3%
 1,500  Foothill/Eastern Transportation
        Corridor Agency
        Toll Road Revenue
        5.00%, due 1/01/35 .................................   1,294
 2,500  Los Angeles County Certificates
        of Participation  (Disney
        Parking Project)
        5.50%, due 9/01/21 .................................   2,358
13,000  Los Angeles Department of
        Water and Power
        Electric Plant Revenue
        5.25%, due 11/15/26 ................................  11,955
        Los Angeles Wastewater
        System Revenue
 1,280  4.70%, due 11/01/17 [FGIC] .........................   1,128
 5,000  4.70%, due 11/01/19 [FGIC] .........................   4,360

CALIFORNIA (CONTINUED)
$ 2,200 Metropolitan Water District
        of Southern California
        Waterworks Revenue
        5.75%, due 3/01/14 ................................. $ 2,221
 5,250  Northern California Power
        Agency Geothermal Project
        Revenue
        5.00%, due 7/01/09 .................................   5,089
        Pittsburg Redevelopment Agency
        Los Medanos Community
        Development Project Tax
        Allocation
11,995  5.80%, due 8/01/34 [AMBAC] .........................  12,103
 6,400  4.625%, due 8/01/21 [AMBAC] ........................   5,488
 1,000  Redding Joint Powers Financing
        Solid Waste and Corporation
        Yard Revenue
        5.00%, due 1/01/23 .................................     863
 8,750  Sacramento County Sanitation
        District Finance Authority
        4.75%, due 12/01/23 ................................   7,484
 5,000  Sacramento Municipal Utility
        District Electric Revenue
        6.00%, due 2/01/15 .................................   5,001
 3,600  San Francisco Airport
        Commission Sewer Revenue
        6.00%, due 5/01/25 [FGIC] ..........................   3,722
 1,700  San Francisco Redevelopment
        Financing Authority
        Tax Allocation Revenue
        4.75%, due 8/01/18 [FGIC] ..........................   1,499
 8,010  San Joaquin County Public
        Facilities Financing Corp.
        Certificates of Participation
        Capital Facilities Project
        4.75%, due 11/15/19 [MBIA] .........................   7,025

                       SEE NOTES TO FINANCIAL STATEMENTS

                           SAFECO MUNICIPAL BOND FUND
                            As of December 31, 1996

PRINCIPAL
AMOUNT (000'S)                                           VALUE (000's)
--------------------------------------------------------------------------------
CALIFORNIA (CONTINUED)
$25,000 San Joaquin Hills Transportation
        Corridor Agency Senior Lien
        Toll Road Revenue
        5.00%, due 1/01/33 ................................   $21,657
        Southern California Public Power
        Authority Power Project Revenue
        (Multiple Projects)
 4,085* 5.50%, due 7/01/20
        (Prerefunded 7/01/00 @ 100) .......................     4,262
 3,165  5.50%, due 7/01/20 ................................     3,064
 2,200  Southern California Public Power
        Authority Power Project Revenue
        (Palo Verde Project)
        5.00%, due 7/01/17 ................................     2,000

COLORADO - 0.3%
 1,000  Colorado Housing Finance
        Authority Multi-Family Mortgage
        Revenue
        8.30%, due 10/01/23 ...............................     1,108
   290  Colorado Housing Finance
        Authority  Single Family
        Residential Housing Revenue
        8.75%, due 9/01/17 ................................       302

DELAWARE - 0.8%
 4,500  Delaware River and Bay
        Authority Revenue
        4.75%, due 1/01/24 [MBIA] .........................     3,954

FLORIDA - 1.9%
        Florida Board of Education
        General Obligation
 1,000  5.00%, due 6/01/12 ................................       955
 3,000  5.00%, due 6/01/24 ................................     2,695

FLORIDA (CONTINUED)
$12,750 Mid-Bay Bridge Authority
        Revenue
        6.10%, due 10/01/22 ...............................   $ 2,768
 3,000  Orlando Utility Commission
        Water and Electric Revenue
        5.00%, due 10/01/23 ...............................     2,694

GEORGIA - 3.1%
 6,750  Atlanta Water and Sewerage
        Revenue
        4.50%, due 1/01/18 ................................     5,758
 4,000  Cobb County Kennestone
        Hospital Authority Revenue
        5.00%, due 4/01/24 [MBIA] .........................     3,625
 5,000  Municipal Electric Authority
        Project One Special Obligation
        Fourth Crossover Series
        6.50%, due 1/01/20 ...............................      5,489

ILLINOIS - 10.2%
 7,000  Chicago Wastewater
        Transmission Revenue
        5.125%, due 1/01/20 [FGIC] .......................      6,379
 5,500  Illinois Dedicated Tax Revenue
        (Civic Center)
        7.00%, due 12/15/10 [AMBAC] ......................      6,052
17,500  Illinois Educational Facilities
        Authority Adjustable Demand
        Revenue (University of Chicago)
        5.70%, due 12/01/25 ..............................     17,064
 5,000  Metropolitan Pier and Exposition
        Authority McCormick Place
        Convention Complex Hospitality
        Facilities Revenue
        7.00%, due 7/01/26 ...............................      5,551


                       SEE NOTES TO FINANCIAL STATEMENTS

                           SAFECO MUNICIPAL BOND FUND
                            As of December 31, 1996

PRINCIPAL
AMOUNT (000'S)                                           VALUE (000's)
--------------------------------------------------------------------------------
ILLINOIS (CONTINUED)
$8,360  Regional Transportation Authority
        6.75%, due 6/01/25 [FGIC] ..........................  $ 9,569
 4,770  University of Illinois Auxiliary
        Facilities System Revenue
        5.75%, due 4/01/22 .................................    4,701

INDIANA - 5.5%
   200  Beech Grove Economic
        Development Revenue
        (Westvaco Corp.)
        8.75%, due 7/01/10 .................................      204
11,000* East Chicago Elementary School
        Building Corp. First Mortgage
        7.00%, due 1/15/16
        (Prerefunded 1/15/03 @ 102) ........................   12,488
 7,715  Hammond Multi-School
        Building Corp.
        First Mortgage Revenue
        6.20%, due 7/10/15 .................................    8,062
 6,450  Indianapolis Gas Utility
        System Revenue
        4.00%, due 6/01/11 [FGIC] ..........................    5,695

IOWA - 0.2%
   880  Iowa Housing Finance Authority
        Multiple Family Housing Revenue
        10.00%, due 4/01/23 ................................      884

KENTUCKY - 1.9%
 8,805* Kentucky Local Correctional
        Facilities Construction Authority
        Multi-County Revenue
        7.00%, due 11/01/14
        (Prerefunded 11/01/97 @ 102) .......................    9,222

MARYLAND - 1.9%
$5,125  Baltimore Project and Revenue
        (Water Projects)
        5.00%, due 7/01/24 .................................  $ 4,798
 5,000  Maryland Health and Higher
        Educational Facilities Authority
        Revenue (University of Maryland
        Medical System)
        4.75%, due 7/01/23 [FGIC] ..........................    4,306

MASSACHUSETTS - 2.5%
        Massachusetts Water Resources
        Authority General Revenue
 5,140  6.20%, due 7/01/38 .................................    5,153
 4,500  6.00%, due 4/01/20 .................................    4,513
 2,500  4.75%, due 12/01/23 ................................    2,141

MICHIGAN - 1.4%
 5,250  Detroit Water Supply
        System Revenue
        4.75%, due 7/01/19 [FGIC] ..........................    4,604
 2,000  University of Michigan
        Hospital Revenue
        6.375%, due 12/01/24 ...............................    2,050

NEW JERSEY - 0.4%
 1,640* New Jersey Turnpike Authority
        Revenue
        10.375%, due 1/01/03
        (Escrowed to Maturity) .............................    1,972

NEW MEXICO - 0.5%
 2,500  Farmington Collateralized
        Pollution Control Revenue
        (Tucson Gas and Electric Co.)
        6.10%, due 1/01/08 .................................    2,469

                       SEE NOTES TO FINANCIAL STATEMENTS

                           SAFECO MUNICIPAL BOND FUND
                            As of December 31, 1996

PRINCIPAL
AMOUNT (000'S)                                           VALUE (000's)
--------------------------------------------------------------------------------
NEW YORK - 5.7%
         New York City Municipal Water
         Finance Authority Water and
         Sewer System Revenue
$ 2,205  6.00%, due 6/15/19 [FGIC] .........................   $ 2,214
  2,100  5.00%, due 6/15/17 [FGIC] .........................     1,943
         New York Dormitory Authority
         State University Educational
         Facilities Revenue
  4,400  7.50%, due 5/15/11 .................................     5,160
  5,250  7.50%, due 5/15/13 .................................     6,329
  6,500  5.25%, due 5/15/15 .................................     6,085
  1,500  5.00%, due 7/01/15 .................................     1,417
  4,000* New York Local Government
         Assistance Corp.
         7.00%, due 4/01/21 ................................     1,135
         (Prerefunded 4/01/01 @ 100) .......................     4,404

NORTH CAROLINA - 2.3%
 11,000  North Carolina Eastern Municipal
         Power Agency
         Power System Revenue
         6.00%, due 1/01/22 ................................    10,888

OKLAHOMA - 1.3%
  5,590  McGee Creek Authority
         Water Revenue
         6.00%, due 1/01/23 [MBIA] .........................     6,039

PENNSYLVANIA - 4.0%
  5,000  Centre County University Area
         Joint Authority Sewer Revenue
         4.75%, due 11/01/20 [MBIA] ........................     4,379
  6,000* Pennsylvania Intergovernmental
         Cooperative Authority Special
         Tax Revenue  (City of Philadelphia)
         6.80%, due 6/15/22
         (Prerefunded 6/15/02 @ 100) .......................     6,658

PENNSYLVANIA (CONTINUED)
$17,415* Philadelphia Water and
         Sewer Revenue
         7.00%, due 8/01/18
         (Prerefunded 8/01/01 @ 100) .......................   $ 8,194

PUERTO RICO - 1.9%
 10,000  Puerto Rico Highway and
         Transportation Authority
         Highway Revenue
         5.00%, due 7/01/36 ................................     8,948

SOUTH CAROLINA - 6.2%
 10,250  Charleston County Hospital
         Facility Revenue
         5.00%, due 10/01/22 [MBIA] ........................     9,248
  1,135  Charleston County Pollution
         Control Facilities Revenue
         5.90%, due 8/01/03 ................................     1,136
  4,000  Charleston Waterworks and
         Sewer System Revenue
         5.00%, due 1/01/16 ................................     3,735
  5,500  Pickens County and Richland
         County Hospital Revenue
         5.75%, due 8/01/21 [AMBAC] ........................     5,493
         South Carolina Public Service
         Authority Power Supply Revenue
  1,395  5.70%, due 7/01/08 ................................     1,395
 10,000  5.125%, due 1/01/32 ...............................     8,953

TEXAS - 6.7%
 10,000  Austin Combined Utility
         System Revenue
         12.50%, due 11/15/07 [MBIA] .......................    16,099
  4,350  Austin Water, Sewer and
         Electric Revenue
         14.00%, due 11/15/01 ..............................     5,574

                       SEE NOTES TO FINANCIAL STATEMENTS

                           SAFECO MUNICIPAL BOND FUND
                            As of December 31, 1996

PRINCIPAL
AMOUNT (000'S)                                           VALUE (000's)
--------------------------------------------------------------------------------
TEXAS (CONTINUED)
$1,600* Coastal Industrial Water
        Authority Water Revenue
        5.50%, due 12/15/09
        (Escrowed to Maturity) ............................   $1,611
 2,260  Texas Municipal Power
        Agency Revenue
        5.50%, due 9/01/13 [FGIC] .........................    2,260
 7,500  Waco Texas Health Facilities
        Development Corp.
        Hospital Revenue
        5.00%, due 11/01/25 ...............................    6,751

UTAH - 1.1%
        Intermountain Power Agency
        Special Obligation First
        Crossover Series
 1,900  6.00%, due 7/01/23 ................................    1,903
 2,750  5.00%, due 7/01/16 ................................    2,489
 1,000* Salt Lake City Hospital
        Revenue (IHC Hospitals)
        5.00%, due 6/01/15
        (Escrowed to Maturity) ............................      967

VIRGINIA - 0.2%
 1,155* Richmond Metropolitan
        Expressway Authority Revenue
        5.60%, due 1/15/13
        (Escrowed to Maturity) ............................    1,169

WASHINGTON - 10.9%
$7,255  Douglas County Public Utility
        District #1 Wells Hydroelectric
        Revenue
        8.75%, due 9/01/18 ................................   $9,429
 2,500  Everett School District #2
        Snohomish County Unlimited Tax
        General Obligation
        6.20%, due 12/01/12 [MBIA] ........................    2,673
 2,200  King County Housing Authority
        Pooled Housing Refunding
        Revenue
        6.80%, due 3/01/26 ................................    2,298
 1,650  King County Limited Tax General
        Obligation (Various Purposes)
        4.75%, due 1/01/19 ................................    1,449
 2,255  King County Public Hospital
        District #1 Hospital Facilities
        Revenue (Valley Medical Center)
        5.50%, due 9/01/17 [AMBAC] ........................    2,163
 4,800  Lewis County Public Utility
        District #1 Cowlitz Falls
        Hydroelectric Project Revenue
        6.00%, due 10/01/24 ...............................    4,811
 4,000  Port of Seattle Revenue
        6.00%, due 12/01/14 ...............................    4,030

                       SEE NOTES TO FINANCIAL STATEMENTS

                           SAFECO MUNICIPAL BOND FUND
                            As of December 31, 1996

PRINCIPAL
AMOUNT (000'S)                                           VALUE (000's)
--------------------------------------------------------------------------------
WASHINGTON (CONTINUED)
$3,000  Washington Health Care
        Facilities Authority Revenue
        (Fred Hutchinson Cancer
        Research Center)
        7.375%, due 1/01/18 ...............................   $  3,232
 6,350  Washington Health Care Facilities
        Authority Revenue
        (Yakima Valley Memorial
        Hospital Association)
        7.25%, due 1/01/21 ................................      7,084
 8,500  Washington Public Power
        Supply System
        Nuclear Project #1 Revenue
        6.00%, due 7/01/17 ................................      8,505
 4,000  Washington Public Power
        Supply System
        Nuclear Project #2 Revenue
        6.30%, due 7/01/12 ................................      4,309
 2,610  Washington Public Power
        Supply System
        Nuclear Project #3 Revenue
        5.50%, due 7/01/18 ................................      2,463

WEST VIRGINIA - 0.6%
 3,025  West Virginia Housing
        Development Fund Single
        Family Mortgage Revenue
        6.125%, due 7/01/13 ...............................      3,046

WISCONSIN - 0.2%
 1,000  Wisconsin Health and Education
        Facilities Authority Revenue
        6.00%, due 10/01/12 [MBIA] ........................      1,011
                                                              --------

TOTAL BONDS........478,397
                   -------
TEMPORARY INVESTMENTS - 0.2%
Investment Companies:
$1,245  Federated Tax-Exempt
        Money Market Fund, Inc. ...........................   $  1,245
                                                              --------
TOTAL TEMPORARY INVESTMENTS ...............................      1,245
                                                              --------
TOTAL INVESTMENTS - 99.6% .................................    479,642
Other Assets, less Liabilities ............................      1,751
                                                              --------
NET ASSETS ....... ........................................   $481,393
                                                              ========


*The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio and the percentage of the total bonds they guarantee at the period end are as follows:

MBIA:Municipal Bond Investors
     Assurance Corp. ........................................   12.4%
FGIC:.Financial Guaranty
     Insurance Corp. ........................................   10.0
AMBAC:AMBAC Indemnity Corp. .................................    6.5
                                                               -----
                                                                28.9%
                                                               =====

        *Prerefunded bonds are collateralized by securities (generally U.S.
         Treasury securities) held in an irrevocable trust in an amount sufficient to pay interest and principal.



                       SEE NOTES TO FINANCIAL STATEMENTS

                            PORTFOLIO OF INVESTMENTS
                           SAFECO CALIFORNIA TAX-FREE
                                  INCOME FUND
                            As of December 31, 1996



PRINCIPAL
AMOUNT (000'S)                                           VALUE (000's)
--------------------------------------------------------------------------------
BONDS - 96.7%
$2,250  California Department of
        Water Resources
        Central Valley Project
        Water System Revenue
        5.25%, due 12/01/24 [FGIC]* .......................   $2,142

 2,250  California Health Facilities
        Financing Authority
        Insured Health Facility Revenue
        (Catholic Healthcare West)
        4.75%, due 7/01/19 [MBIA] .........................    1,963

 3,715  California Statewide Communities
        Development Authority
        Certificates of Participation
        (Childrens Hospital of
        Los Angeles)
        4.75%, due 6/01/21 [MBIA] .........................    3,222

 2,750  California Statewide Communities
        Development Authority
        Certificates of Participation
        (The Trustees of the
        J. Paul Getty Trust)
        5.00%, due 10/01/23 ...............................    2,519

    20  Concord Redevelopment Agency
        Tax Allocation
        Central Concord Redevelopment
        Project
        8.00%, due 7/01/18 [BIG] ..........................       21

 3,750  Culver City Redevelopment
        Financing Authority
        Tax Allocation Revenue
        4.60%, due 11/01/20 [AMBAC] .......................    3,211

$3,150  East Bay Regional Park District
        California General Obligation
        5.75%, due 9/01/17 ................................   $3,165

 2,000  Eldorado Public Agency
        Financing Authority
        5.50%, due 2/15/21 [FGIC] .........................    1,966

 4,195  Foothill/Eastern Transportation
        Corridor Agency
        Toll Road Revenue
        5.00%, due 1/01/35 ................................    3,620

   670  Inglewood Insured Hospital
        Revenue
        (Daniel Freeman Hospital)
        6.75%, due 5/01/13 ................................      715

        Los Angeles Convention and
        Exhibition Center
        Authority Certificates of
        Participation
 1,200* 9.00%, due 12/01/20
        (Prerefunded 12/01/05 @ 100) ......................    1,583
 1,300  5.125%, due 8/15/21 [MBIA] ........................    1,208

 4,500  Los Angeles County Sanitation
        District Financing
        Authority Revenue (Capital
        Projects)
        5.25%, due 10/01/19 ...............................    4,222

 3,800  Los Angeles Department of
        Water and Power
        Waterworks Revenue
        4.75%, due 11/15/19 ...............................    3,337


                       SEE NOTES TO FINANCIAL STATEMENTS

                     SAFECO CALIFORNIA TAX-FREE INCOME FUND
                            As of December 31, 1996


PRINCIPAL
AMOUNT (000'S)                                           VALUE (000's)
--------------------------------------------------------------------------------

$2,000  Los Angeles Wastewater
        System Revenue
        4.70%, due 11/01/17 [FGIC] .......................   $ 1,762

 2,500  Northern California Power
        Agency
        Geothermal Project Revenue
        5.00%, due 7/01/09 ...............................     2,423

 2,350  Palomar Pomerado Health System
        California Insured
        Revenue Service
        4.75%, due 11/01/23 [MBIA] .......................     2,025

 4,435  Pittsburg Redevelopment Agency
        Los Medanos Community
        Development Project
        Tax Allocation
        4.625%, due 8/01/21 ..............................     3,803

        Pleasanton Joint Powers
        Financing Authority
        Reassessment Revenue
 1,670  6.20%, due 9/02/17 ...............................     1,692
 1,890  6.15%, due 9/02/12 ...............................     1,947

 3,900  Redding Joint Powers Financing
        Authority
        Solid Waste and Corporation
        Yard Revenue
        5.00%, due 1/01/23 ...............................     3,367

$2,000  Riverside County Certificates of
        Participation
        (Capital Projects)
        6.125%, due 11/01/21 .............................   $ 2,040

 3,000  Sacramento Municipal Utility
        District
        Electric Revenue
        4.75%, due 9/01/21 [MBIA] ........................     2,621

 1,750  San Diego Public Facilities
        Financing Authority
        Sewer Revenue
        5.25%, due 5/15/20 ...............................     1,632

 5,000  San Joaquin Hills Transportation
        Corridor Agency
        Senior Lien Toll Road Revenue
        5.00%, due 1/01/33 ...............................     4,331

 4,000  San Jose Redevelopment Agency
        4.75%, due 8/01/22 ...............................     3,378

        Southern California Public
        Power Authority
        Power Project Revenue
        (Multiple Projects)
 2,665* 5.50%, due 7/01/20
        (Prerefunded 7/01/00 @ 100) ......................     2,780
 1,335  5.50%, due 7/01/20 ...............................     1,292


                       SEE NOTES TO FINANCIAL STATEMENTS

                     SAFECO CALIFORNIA TAX-FREE INCOME FUND
                            As of December 31, 1996



PRINCIPAL
AMOUNT (000'S)                                           VALUE (000's)
--------------------------------------------------------------------------------
$1,000  Southern California Public
        Power Authority
        Power Project Revenue
        (Transportation Project)
        4.75%, due 7/01/23 ...............................   $   870

   970  Stanislaus Waste-to-Energy
        Financing Agency
        Solid Waste Facility Revenue
        7.625%, due 1/01/10 ..............................     1,046
                                                             -------
TOTAL BONDS......... .....................................    69,903
                                                             -------
TEMPORARY INVESTMENTS - 2.0% Investment Companies:
$1,497  SEI Tax Exempt Trust Institutional
        Tax Free Portfolio ...............................   $ 1,497
                                                             -------
TOTAL TEMPORARY INVESTMENTS ..............................     1,497
                                                             -------
TOTAL INVESTMENTS - 98.7% ................................    71,400
Other Assets, less Liabilities ...........................       907
                                                             -------
NET ASSETS ........ ......................................   $72,307
                                                             =======

* The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio and the percentage of the total bonds they guarantee at the period end are as follows:

MBIA:Municipal Bond Investors
     Assurance Corp. ........................................   15.3%
FGIC:Financial Guaranty Insured Corp. .......................    8.1
AMBAC:AMBAC Indemnity Corp ..................................    4.4
BIG: Bond Investors Guaranty
     Insurance Co. ..........................................    0.0
                                                               -----
                                                                27.8%
                                                               =====

*        Prerefunded bonds are collateralized by securities (generally U.S.
         Treasury securities) held in an irrevocable trust in an amount sufficient to pay interest and principal.


                       SEE NOTES TO FINANCIAL STATEMENTS

                            PORTFOLIO OF INVESTMENTS
                            SAFECO WASHINGTON STATE
                              MUNICIPAL BOND FUND
                            As of December 31, 1996


PRINCIPAL
AMOUNT (000'S)                                           VALUE (000's)
--------------------------------------------------------------------------------
BONDS - 98.2%
  $200  Chelan County Public Utility
        District #1 Columbia River Rock
        Hydroelectric System Revenue
        6.375%, due 6/01/29 ...............................  $202
   315  Grant County Public Utility
        District #2 Wanapum
        Hydroelectric Revenue
        6.375%, due 1/01/23 ...............................   319
   100  Kent Limited Tax General
        Obligation
        5.75%, due 12/01/26 [MBIA]* .......................   100
   300  King County Housing Authority
        Pooled Housing Refunding
        Revenue
        6.80%, due 3/01/26 ................................   313
   250  King County Limited Tax General
        Obligation (Various Purposes)
        4.75%, due 1/01/19 ................................   220
   200  King County Public Hospital
        District #1 Hospital Facilities
        Revenue (Valley Medical Center)
        5.50%, due 9/01/17 [AMBAC] ........................   192
   100  King County School District #415
        (Kent) Unlimited Tax General
        Obligation
        6.45%, due 12/01/12 ...............................   107
   200  Kitsap County School District #401
        (Central Kitsap) Unlimited Tax
        General Obligation
        5.50%, due 12/01/11 ...............................   201
   100  Kitsap County, Sewer Revenue
        5.75%, due 7/01/16 [MBIA] .........................   101
   250  Klickitat County Public Hospital
        District # 1
        Unlimited Tax General Obligation
        5.75%, due 10/01/27 [FGIC] ........................   248
  $100  Lewis County Public Utility
        District #1 Cowlitz Falls
        Hydroelectric Project Revenue
        6.00%, due 10/01/24 ...............................  $100
    95  Pike Place Market Preservation
        and Development Authority
        Special Obligation Revenue
        6.60%, due 12/01/21 ...............................   103
   100  Port of Seattle Revenue
        6.00%, due 12/01/14 ...............................   101
   300  Renton Water and Sewer
        Improvement Revenue
        5.375%, due 4/01/13 ...............................   290
   250  Seattle Drainage and
        Wastewater Utility
        Improvement Revenue
        5.75%, due 12/01/22 ...............................   250
   200  Seattle Metro Sewer Revenue
        6.30%, due 1/01/33 [MBIA] .........................   212
   200  Seattle Water Metro Municipality
        5.65%, due 1/01/20 ................................   198
   200  Seattle Water System Revenue
        5.25%, due 12/01/23 ...............................   188
   350  Snohomish County Public Utility
        District #1
        Generation System Revenue
        5.50%, due 1/01/20 [FGIC] .........................   335
   300  Snohomish County Unlimited
        Tax General Obligation
        Everett School District #2
        6.20%, due 12/01/12 [MBIA] ........................   321
   250  Spokane Regional Solid Waste
        Management System Revenue
        6.25%, due 12/01/11 [AMBAC] .......................   268
   250  Tacoma Water System Revenue
        5.50%, due 12/01/13 ...............................   250

                       SEE NOTES TO FINANCIAL STATEMENTS

                  SAFECO WASHINGTON STATE MUNICIPAL BOND FUND
                            As of December 31, 1996


PRINCIPAL
AMOUNT (000'S)                                           VALUE (000's)
--------------------------------------------------------------------------------
  $200  Tukwila Limited Tax General
        Obligation
        5.90%, due 1/01/14 ................................  $  206
   350  University of Washington Housing
        and Dining System Revenue
        5.00%, due 12/01/21 [MBIA] ........................     322
   100  Washington Certificates of
        Participation (State Office
        Building Project)
        6.00%, due 4/01/12 ................................     101
   200  Washington Health Care Facilities
        Authority Revenue
        (Franciscan Health System
        St. Joseph Hospital and
        Health Care Center, Tacoma)
        5.625%, due 1/01/13 [MBIA] ........................     199
   150  Washington Health Care Facilities
        Authority Revenue
        (Grays Harbor Medical Center)
        5.90%, due 7/01/23 [AG] ...........................     150
   200  Washington Health Care Facilities
        Authority Revenue
        (Northwest Hospital, Seattle)
        5.75%, due 11/15/23 [AMBAC] .......................     198
   100  Washington Health Care Facilities
        Authority Revenue (Swedish
        Hospital Medical Center)
        6.30%, due 11/15/22 [AMBAC] .......................     105
   250  Washington Higher Education
        Facilities Authority Revenue
        and Refunding Revenue
        (Pacific Lutheran University
        Project)
        5.70%, due 11/01/26 [CL] ..........................     244
   120  Washington Public Power
        Supply System Nuclear
        Project #2 Revenue
        5.50%, due 7/01/18 ................................     113
  $250  Washington State Housing
        Finance Commission  Revenue
        (Horizon House Project)
        6.125%, due 7/01/27 [AG] ..........................    $255
   250  Whatcom County Limited Tax
        General Obligation
        5.75%, due 12/01/12 [FSA] .........................     254
   200  Yakima-Tieton Irrigation
        District Revenue
        6.20%, due 6/01/19 [FSA] ..........................     211
                                                             ------
TOTAL BONDS.......... .....................................   6,977
                                                             ------
TEMPORARY INVESTMENTS - 0.9% Investment Companies:
    61  Federated Tax-Exempt
        Money Market Fund, Inc. ...........................      61
                                                             ------
TOTAL TEMPORARY INVESTMENTS ...............................      61
                                                             ------
TOTAL INVESTMENTS - 99.1% .................................   7,038
Other Assets, less Liabilities ............................      67
                                                             ------
NET ASSETS ........ .......................................  $7,105
                                                             ======


*The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio and the percentage of the total bonds they guarantee at period end are as follows:

MBIA: Municipal Bond Investors
      Assurance Corp. .......................................   17.8%
AMBAC:AMBAC Indemnity Corp. .................................   10.8
FGIC: Financial Guaranty
      Insurance Corp. .......................................    8.3
FSA:  Financial Security
      Assurance, Inc. .......................................    6.6
AG:   Asset Guaranty ........................................    5.8
CL:   Connie Lee ............................................    3.5
                                                              ------
                                                                52.8%
                                                              ======


                       SEE NOTES TO FINANCIAL STATEMENTS

                      STATEMENTS OF ASSETS AND LIABILITIES
                             As of December 31, 1996

                                                       SAFECO       SAFECO
                                            INTERMEDIATE-TERM      INSURED
                                                    MUNICIPAL    MUNICIPAL
                                                    BOND FUND    BOND FUND
--------------------------------------------------------------------------------
(In Thousands, Except Per-Share Amounts)

ASSETS
  Investments, at Cost                                $13,614     $13,445
                                                      =======     =======
  Investments, at Value                               $13,998     $14,176
  Cash                                                      3        --
  Receivables
    Interest                                              214         215
    Trust Shares Sold                                    --             7
  Deferred Organization Expense                             5           5
                                                      -------     -------
     Total Assets                                      14,220      14,403

LIABILITIES
  Payables
    Dividends                                              23          33
    Investment Securities Purchased                      --           601
    Investment Advisory Fees                                7           8
    Trust Shares Redeemed                                --           557
    Organization Expense                                    5           5
    Other                                                  13          12
                                                      -------     -------
     Total Liabilities                                     48       1,216
                                                      -------     -------
NET ASSETS                                            $14,172     $13,187
                                                      =======     =======
  NO LOAD CLASS:
    Net Assets                                        $14,172     $13,187
    TrustShares Outstanding                             1,336       1,227
                                                      -------     -------
    Net Asset Value, Offering Price, and
     Redemption Price Per Share                       $ 10.61     $ 10.74
                                                      =======     =======
  CLASS A:
    Net Assets                                           --          --
    Trust Shares Outstanding
    Net Asset Value and Redemption
     Price Per Share
    Maximum Offering Price Per Share
     (Net Asset Value Plus Sales Charge of 4 5%)

  CLASS B:
    Net Assets                                           --          --
    Trust Shares Outstanding
    Net Asset Value and Offering Price Per Share*

* Redemption price per share is the net asset value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS

                            As of December 31, 1996

                                                                  SAFECO            SAFECO
                                                 SAFECO       CALIFORNIA        WASHINGTON
                                              MUNICIPAL         TAX-FREE   STATE MUNICIPAL
(In Thousands, Except Per-Share Amounts)      BOND FUND      INCOME FUND         BOND FUND
---------------------------------------------------------------------------------------------
ASSETS
  Investments, at Cost                                $429,268     $65,281     $6,750
                                                      ========     =======     ======
  Investments, at Value                               $479,642     $71,400     $7,038
  Cash                                                    --          --         --
  Receivables
    Interest                                             8,772       1,284        108
    Trust Shares Sold                                      168           2       --
  Deferred Organization Expense                           --          --            2
                                                      --------     -------     ------
     Total Assets                                      488,582      72,686      7,148

LIABILITIES
  Payables
    Dividends                                              822         140         26
    Investment Securities Purchased                      5,152        --         --
    Investment Advisory Fees                               179          35          4
    Trust Shares Redeemed                                  975         186       --
    Organization Expense                                  --          --            2
    Other                                                   61          18         11
                                                      --------     -------     ------
     Total Liabilities                                   7,189         379         43
                                                      --------     -------     ------
NET ASSETS                                            $481,393     $72,307     $7,105
                                                      ========     =======     ======
  NO LOAD CLASS:
    Net Assets                                        $480,970     $72,084     $6,558
    Trust Shares Outstanding                            34,402       5,897        623
    Net Asset Value, Offering Price, and
     Redemption Price Per Share$                         13.98     $ 12.22     $10.53
                                                      ========     =======     ======
  CLASS A:
    Net Assets                                        $    311     $   122     $  336
    Trust Shares Outstanding                                22          10         32
                                                      --------     -------     ------
    Net Asset Value and Redemption
     Price Per Share                                  $  13.99     $ 12.23     $10.53
                                                      ========     =======     ======
    Maximum Offering Price Per Share
     (Net Asset Value Plus Sales Charge of 4.5%)      $  14.65     $ 12.81     $11.03
                                                      ========     =======     ======
  CLASS B:
    Net Assets                                        $    112     $   101     $  211
    Trust Shares Outstanding                                 8           8         20
                                                      --------     -------     ------
    Net Asset Value and Offering Price Per Share*     $  13.98     $ 12.22     $10.55
                                                      ========     =======     ======

* Redemption price per share is the net asset value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS

                            STATEMENTS OF OPERATIONS
                For the Nine-Month Period Ended December 31, 1996

                                               SAFECO      SAFECO
                                    INTERMEDIATE-TERM     INSURED
                                            MUNICIPAL   MUNICIPAL
(In Thousands)                              BOND FUND   BOND FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
  Interest                                    $ 568      $ 526

EXPENSES
  Investment Advisory Fees                       60         60
  Transfer Agent Fees                            10          9
  Legal and Auditing Fees                        12         12
  Loan Interest                                   1       --
  Reports to Shareholders                         2          1
  Custodian Fees                                  5          5
  Trustees' Fees                                  2          2
  Amortization of Organization Expenses           3          3
                                              -----      -----
   Total Expenses                                95         92
                                              -----      -----
NET INVESTMENT INCOME                           473        434

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
  Net Realized Gain (Loss) on Investments        (7)       (19)
  Net Change in Unrealized Appreciation         162        386
                                              -----      -----
NET GAIN ON INVESTMENTS                         155        367
                                              -----      -----
NET CHANGE IN NET ASSETS
  RESULTING FROM OPERATIONS                   $ 628      $ 801
                                              =====      =====


                       SEE NOTES TO FINANCIAL STATEMENTS

               For the Nine-Month Period Ended December 31, 1996

                                                                   SAFECO               SAFECO
                                                  SAFECO       CALIFORNIA           WASHINGTON
                                               MUNICIPAL         TAX-FREE      STATE MUNICIPAL
(In Thousands)                                 BOND FUND      INCOME FUND            BOND FUND
----------------------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest                                       $21,820          $3,132                $294

EXPENSES
   Investment Advisory Fees                         1,533             290                  32
   Transfer Agent Fees                                300              48                   2
   Legal and Auditing Fees                             24              13                  12
   Loan Interest                                        6               1                  --
   Reports to Shareholders                             36               6                   1
   Custodian Fees                                       9               5                   5
   Trustees' Fees                                       9               3                   3
   Amortization of Organization Expenses               --              --                   1
                                                  -------          ------                ----
      Total Expenses                                1,917             366                  56
                                                  -------          ------                ----
NET INVESTMENT INCOME                              19,903           2,766                 238

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) on Investments          2,341             197                   4
   Net Change in Unrealized Appreciation            7,844           2,196                 125
                                                  -------          ------                ----
NET GAIN ON INVESTMENTS                            10,185           2,393                 129
                                                  -------          ------                ----
NET CHANGE IN NET ASSETS
   RESULTING FROM OPERATIONS                      $30,088          $5,159                $367
                                                  =======          ======                ====





                        SEE NOTES TO FINANCIAL STATEMENTS

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                  SAFECO INTERMEDIATE-TERM                          SAFECO INSURED
                                                       MUNICIPAL BOND FUND                     MUNICIPAL BOND FUND
                                                  ----------------------------------------------------------------


                                                    FOR THE NINE         FOR THE     FOR THE NINE          FOR THE
                                                    MONTHS ENDED      YEAR ENDED     MONTHS ENDED       YEAR ENDED
                                                         DEC. 31        MARCH 31          DEC. 31          MARCH 31
(In Thousands)                                              1996           1996             1996               1996
-------------------------------------------------------------------------------------------------------------------

OPERATIONS
   Net Investment Income                              $    473         $    627         $    434         $    422
   Net Realized Gain (Loss) on Investments                  (7)               7              (19)               9
   Net Change in Unrealized Appreciation                   162              422              386              239
                                                      --------         --------         --------         --------
   Net Change in Net Assets Resulting
    from Operations                                        628            1,056              801              670

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income - No-Load Class                  (473)            (627)            (434)            (422)
                       -  Class A                           --               --               --               --
                       -  Class B                           --               --               --               --


   Net Realized Gain on Investments - No-Load               --               --               --               --
                                                      --------         --------         --------         --------
    Total                                                 (473)            (627)            (434)            (422)

NET TRUST SHARE TRANSACTIONS
   No-Load                                                (964)             790            1,062            3,347
   Class A                                                  --               --               --               --
   Class B                                                  --               --               --               --
                                                      --------         --------         --------         --------
    Total                                                 (964)             790            1,062            3,347
                                                      --------         --------         --------         --------
TOTAL CHANGE IN NET ASSETS                                (809)           1,219            1,429            3,595

NET ASSETS AT BEGINNING OF PERIOD                       14,981           13,762           11,758            8,163
                                                      --------         --------         --------         --------
NET ASSETS AT END OF PERIOD                           $ 14,172         $ 14,981         $ 13,187         $ 11,758
                                                      ========         ========         ========         ========


-------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
INCREASE (DECREASE) IN FUND SHARES AND AMOUNTS

SHARES
   Sales                                                   176              342              458              368
   Reinvestments                                            25               33               13                8
   Redemptions                                            (293)            (300)            (368)             (64)
                                                      --------         --------         --------         --------
   Net Change                                              (92)              75              103              312
                                                      ========         ========         ========         ========
AMOUNTS
   Sales                                              $  1,841         $  3,592         $  4,812         $  3,939
   Reinvestments                                           263              350              137               81
   Redemptions                                          (3,068)          (3,152)          (3,887)            (673)
                                                      --------         --------         --------         --------
   Net Change                                         $   (964)        $    790         $  1,062         $  3,347
                                                      ========         ========         ========         ========


                       SEE NOTES TO FINANCIAL STATEMENTS

                     SAFECO                SAFECO CALIFORNIA               SAFECO WASHINGTON
        MUNICIPAL BOND FUND             TAX-FREE INCOME FUND       STATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------------------

FOR THE NINE        FOR THE     FOR THE NINE         FOR THE     FOR THE NINE        FOR THE
MONTHS ENDED     YEAR ENDED     MONTHS ENDED      YEAR ENDED     MONTHS ENDED     YEAR ENDED
     DEC. 31       MARCH 31          DEC. 31        MARCH 31          DEC. 31       MARCH 31
        1996           1996             1996            1996             1996           1996
--------------------------------------------------------------------------------------------

   $  19,903       $  26,736      $  2,766         $  3,520          $   238         $   293
       2,341           2,608           197              704                4              28
       7,844          11,135         2,196            1,516              125             124
   ---------       ---------      --------         --------          -------         -------
      30,088          40,479         5,159            5,740              367             445


     (19,899)        (26,736)       (2,764)          (3,520)            (234)           (293)
          (3)             --            (1)              --               (3)             --
          (1)             --            (1)              --               (1)             --
          --              --          (200)            (449)              (4)            (20)
   ---------       ---------      --------         --------          -------         -------
     (19,903)        (26,736)       (2,966)          (3,969)            (242)           (313)


      (9,855)         (5,669)         (652)           4,717              (52)            404
         309              --           120               --              334              --
         111              --           100               --              209              --
   ---------       ---------      --------         --------          -------         -------
      (9,435)         (5,669)         (432)           4,717              491             404
   ---------       ---------      --------         --------          -------         -------
         750           8,074         1,761            6,488              616             536
     480,643         472,569        70,546           64,058            6,489           5,953
   ---------       ---------      --------         --------          -------         -------
   $ 481,393       $ 480,643      $ 72,307         $ 70,546          $ 7,105         $ 6,489
   =========       =========      ========         ========          =======         =======

--------------------------------------------------------------------------------------------




       4,689          27,285         1,648            2,471               78              50
         908           1,214           168              223                4               3
      (6,271)        (28,766)       (1,849)          (2,299)             (35)            (15)
   ---------       ---------      --------         --------          -------         -------
        (674)           (267)          (33)             395               47              38
   =========       =========      ========         ========          =======         =======

   $  63,875       $ 377,063      $ 19,516         $ 29,742          $   813         $   528
      12,498          16,744         2,025            2,678               38              31
     (85,808)       (399,476)      (21,973)         (27,703)            (360)           (155)
   -------------------------      --------         --------          -------         -------
   $  (9,435)      $  (5,669)     $   (432)        $  4,717          $   491         $   404
   =========================      ========         ========          =======         =======




                       SEE NOTES TO FINANCIAL STATEMENTS

                          NOTES TO FINANCIAL STATEMENTS



1.   GENERAL

   The SAFECO Tax-Exempt Bond Trust ("Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of the SAFECO Intermediate-Term Municipal Bond Fund (Intermediate), SAFECO Insured Municipal Bond Fund (Insured), SAFECO Municipal Bond Fund (Municipal), SAFECO California Tax-Free Income Fund (California) and SAFECO Washington State Municipal Bond Fund (Washington) (together "the Funds"). The Trust recently changed its fiscal year end from March 31, to December 31.

   Effective September 30, 1996, the Municipal, California and Washington began issuing two additional classes of shares -- Class A and Class B shares (collectively, "Advisor Classes"). Unlike the no-load class of shares (which are sold directly to the shareholder with no associated sales or distribution charges), these new classes of shares are sold by financial advisors to shareholders and have associated service and distribution charges. Each class of shares represents an interest in the net assets of the Fund.

   In connection with issuing the new Advisor Classes, the Municipal, California, and Washington Funds adopted a Plan of Distribution (the "Plan"). Under the Plan, each Advisor Class pays the distributor, SAFECO Securities, Inc., for servicing its shares at the annual rate of .25% of the average daily net asset of the Advisor Class. Class B shares also pay the distributor a distribution fee at the annual rate of .75% of the average daily net assets of the Class B shares.

   Under the Plans, the distributor uses the service fees primarily to compensate persons selling Advisor Class shares for providing ongoing services and the maintenance of shareholder accounts. The distributor uses the distribution fees primarily to offset the commissions it pays to financial advisors for selling Class B shares.

2.   SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which permits management to make certain estimates and assumptions at the date of the financial statements.

   SECURITY VALUATION. Tax-exempt bonds are stated on the basis of valuations provided by a pricing service, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Temporary investments are valued at cost which approximates market.

   SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. The cost of the portfolios is the same for financial statement and federal income tax purposes. Realized gains and losses from security transactions are determined using the identified cost basis.

   SECURITIES PURCHASED ON A WHEN-ISSUED BASIS. Securities purchased on a when-issued or delayed basis may be settled a month or more after the trade date. The securities purchased are carried in the portfolio at market and are subject to market fluctuation during this period. These securities begin earning interest on the settlement date. As commitments to purchase when-issued securities become fixed, the Funds segregate liquid assets in an amount equal to the total obligation.

   INCOME RECOGNITION. Interest is accrued on portfolio investments daily. Bond premiums and original issue discounts are amortized to either call or maturity dates. Market discount on bonds purchased after April 30, 1993, is recorded as taxable income at disposition.

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income is declared as a dividend to shareholders of record as of the close of each business day and payment is made as of the last business day of each month. Net gains realized from security transactions, if any, will normally be distributed to shareholders at the end of December.

   FEDERAL INCOME AND EXCISE TAXES. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing substantially all income to shareholders in a manner which results in no tax to the Funds. Therefore, no Federal income or excise tax provision is required. In addition, the Funds intend to satisfy conditions which will enable them to pay dividends which, for shareholders, are exempt from Federal income taxes.

Any portion of dividends representing realized net short-term capital gains, however, is not exempt and is treated as taxable dividends for Federal income tax purposes. In addition, income which is derived from amortization on bonds purchased below their issued price after April 30, 1993, is treated as ordinary income for Federal income tax purposes.


3.  COMPONENTS OF NET ASSETS

     At December 31, 1996, the components of net assets were as follows:

                                                                                                               SAFECO
                                           SAFECO           SAFECO                            SAFECO       WASHINGTON
                                    INTERMEDIATE-          INSURED            SAFECO      CALIFORNIA            STATE
                                   TERM MUNICIPAL        MUNICIPAL         MUNICIPAL        TAX-FREE        MUNICIPAL
(In Thousands)                          BOND FUND        BOND FUND         BOND FUND     INCOME FUND        BOND FUND
---------------------------------------------------------------------------------------------------------------------
Aggregate gross unrealized
   appreciation for investment
   securities in which there
   is an excess of value over
   identified cost                      $     422         $    749         $  50,426          $ 6,228         $   301
                                        ---------         --------         ---------          -------         -------

Aggregate gross unrealized
   depreciation for investment
   securities in which there
   is an excess of identified
   cost over value                            (38)             (18)              (52)            (109)            (13)
                                        ---------         --------         ---------         -------          -------
Net unrealized appreciation                   384              731            50,374            6,119             288

Accumulated net realized (loss)
   on investment transactions*                (21)             (74)           (1,285)              --              --

Paid in capital (par value $.001,
   unlimited shares authorized)            13,809           12,530           432,304           66,188           6,817
                                        ---------         --------         ---------         -------          -------
NET ASSETS AT DECEMBER 31, 1996         $  14,172         $ 13,187         $ 481,393         $ 72,307         $ 7,105
                                        =========         ========         =========         ========         =======
---------------------------------------------------------------------------------------------------------------------


*The above accumulated net realized losses on investment transactions represents capital loss carryforwards for Federal income tax purposes, which expire as follows:

                                                    AMOUNTS
                                                    (000'S)      EXPIRATION DATES
                                                   --------      ----------------
Intermediate-Term Municipal Bond Fund              $   (21)      2003
Insured Municipal Bond Fund                            (74)      2002-2003
Municipal Bond Fund                                 (1,285)      2003

4.   INVESTMENT TRANSACTIONS

                                                                                                 SAFECO
                                            SAFECO      SAFECO                     SAFECO    WASHINGTON
                                     INTERMEDIATE-     INSURED       SAFECO    CALIFORNIA         STATE
                                    TERM MUNICIPAL   MUNICIPAL    MUNICIPAL      TAX-FREE     MUNICIPAL
(In Thousands)                           BOND FUND   BOND FUND    BOND FUND   INCOME FUND     BOND FUND
-------------------------------------------------------------------------------------------------------


Purchases for the
   Nine-Month Period Ended
   December 31, 1996 (excluding
   short-term investments)                  $1,359      $4,695      $23,639        $7,521        $1,417
                                            ======      ======      =======        ======        ======

Sales for the
   Nine-Month Period Ended
   December 31, 1996  (excluding
   short-term investments)                  $2,291      $1,312      $38,046        $5,409          $775
                                            ======      ======      =======        ======        ======

5.  INVESTMENT ADVISORY FEES AND OTHER
    TRANSACTIONS WITH AFFILIATES

    SAFECO Asset Management Company receives investment advisory fees from the Funds. These fees are based on a percentage of each day's net assets, which, on an annual basis, are as follows:

INTERMEDIATE FUND:                        INSURED & WASHINGTON FUNDS:
     First $250 million       .55%             First $250 million          .65%
     Next  $250 million       .45              Next  $250 million          .55
     Next  $250 million       .35              Next  $250 million          .45
     Over  $750 million       .25              Over  $750 million          .35

MUNICIPAL & CALIFORNIA FUNDS:
     First $100 million       .55%
     Next  $150 million       .45
     Next  $250 million       .35
     Over  $500 million       .25

   TRANSFER AGENT FEES. SAFECO Services Corporation receives transfer agent fees.

   NOTES PAYABLE AND INTEREST EXPENSE. The Funds may borrow money for temporary purposes from SAFECO Corporation or its affiliates. Interest rates equivalent to commercial bank interest rates are charged on loans over $100,000. No interest is charged on loans under $100,000.

   AFFILIATE OWNERSHIP. At December 31, 1996, SAFECO Insurance Company of America owned 397,434 shares (30% of the outstanding shares) of the Intermediate Fund, 605,644 shares (49%) of the Insured Fund and 502,372 shares (81%) of the Washington Fund.

   DEFERRED ORGANIZATION EXPENSES. Costs related to the organization of the Intermediate, Insured and Washington Funds have been deferred and are being amortized to operations over a period of sixty months. These costs were advanced by the Investment Adviser and are being reimbursed by those Funds over the same period.

6.   FINANCIAL HIGHLIGHTS
     (For a Share Outstanding Throughout the Period)

     SAFECO INTERMEDIATE-TERM MUNICIPAL BOND FUND
     NO-LOAD CLASS

                                              FOR THE                                     NOVEMBER 5, 1992
                                           NINE-MONTH                                        (COMMENCEMENT
                                         PERIOD ENDED                                        OF OPERATIONS)
                                          DECEMBER 31       FOR THE YEAR ENDED MARCH 31        TO MARCH 31
                                         ------------       ----------------------------------------------
                                                 1996             1996         1995       1994        1993
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                        $ 10.49        $   10.17      $ 10.13    $ 10.25    $  10.00

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                         0.35             0.45         0.45       0.40        0.09
   Net Realized and Unrealized
     Gain (Loss) on Investments                  0.12             0.32         0.04      (0.12)       0.25
                                              -------        ---------      -------    -------      ------
     Total from Investment Operations            0.47             0.77         0.49       0.28        0.34

LESS DISTRIBUTIONS
   Dividends from Net Investment Income         (0.35)           (0.45)       (0.45)     (0.40)      (0.09)
                                              -------        ---------      -------    -------    --------
NET ASSET VALUE AT END OF PERIOD              $ 10.61        $   10.49      $ 10.17    $ 10.13    $  10.25
                                              =======        =========      =======    =======    ========

TOTAL RETURN                                    4.53%*           7.63%        4.97%      2.64%     - 0.04%***

NET ASSETS AT END OF PERIOD (000'S)           $14,172        $  14,981      $13,762    $10,781      $2,345

 EXPENSES TO AVERAGE NET ASSETS                 0.89%**          0.84%        0.85%      0.99%       1.95%**
RATIO OF NET INVESTMENT INCOME
   TO AVERAGE NET ASSETS                        4.40%**          4.29%        4.46%      3.85%       2.18%**
PORTFOLIO TURNOVER RATE                        12.81%**          9.12%        4.27%      1.49%       NONE
----------------------------------------------------------------------------------------------------------

  * Not Annualized
 ** Annualized.
*** Total return from March 18, 1993 (initial public offering), to March 31,
    1993, not annualized.

     (For a Share Outstanding Throughout the Period)

     SAFECO INSURED MUNICIPAL BOND FUND
     NO-LOAD CLASS

                                                   FOR THE                                                NOVEMBER 5, 1992
                                                NINE-MONTH                                                   (COMMENCEMENT
                                              PERIOD ENDED                                                   OF OPERATIONS)
                                               DECEMBER 31         FOR THE YEAR ENDED MARCH 31                 TO MARCH 31
                                               -----------         -------------------------------------------------------
                                                      1996           1996             1995            1994            1993
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                            $  10.46       $  10.05         $   9.73        $  10.26        $  10.00

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                              0.37           0.48             0.48            0.41            0.08
   Net Realized and Unrealized
     Gain (Loss) on Investments                       0.28           0.41             0.32           (0.53)           0.26
                                                  --------       --------        ---------       ---------        --------
     Total from Investment Operations                 0.65           0.89             0.80           (0.12)           0.34

LESS DISTRIBUTIONS
   Dividends from Net Investment Income              (0.37)         (0.48)           (0.48)          (0.41)          (0.08)
                                                  --------       --------        ---------       ---------        --------
NET ASSET VALUE AT END OF PERIOD                  $  10.74       $  10.46            10.05        $   9.73        $  10.26
                                                  ========       ========            =====        ========        ========

TOTAL RETURN                                         6.31%*         8.95%            8.58%         - 1.40%         - 0.43%***

NET ASSETS AT END OF PERIOD (000'S)               $ 13,187       $ 11,758        $   8,163       $   3,306        $  2,106

RATIO OF EXPENSES TO AVERAGE NET ASSETS              1.00%**        0.99%            1.08%           1.41%           1.95%**
RATIO OF NET INVESTMENT INCOME
   TO AVERAGE NET ASSETS                             4.66%**        4.53%            5.11%           3.99%           1.90%**


PORTFOLIO TURNOVER RATE                             14.86%**        3.71%           14.76%          21.19%            NONE
---------------------------------------------------------------------------------------------------------------------------


  * Not Annualized.
 ** Annualized.
*** Total return from March 18, 1993 (initial public offering), to March 31,
    1993, not annualized.

     (For a Share Outstanding Throughout the Period)

     SAFECO MUNICIPAL BOND FUND
     NO-LOAD CLASS

                                             FOR THE
                                          NINE-MONTH
                                        PERIOD ENDED
                                         DECEMBER 31                                           FOR THE YEAR ENDED MARCH 31
                                         -----------                                  ------------------------------------
                                                1996             1996                 1995             1994           1993
--------------------------------------------------------------------------------------------------------------------------


NET ASSET VALUE AT
   BEGINNING OF PERIOD                      $  13.69           $13.36               $13.27         $  14.13       $  13.37


INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                        0.57             0.76                 0.77             0.78           0.81
   Net Realized and Unrealized
     Gain (Loss) on Investments                 0.29             0.33                 0.12            (0.55)          0.94
                                            --------           ------               ------         --------       --------
   Total from Investment Operations             0.86             1.09                 0.89             0.23           1.75

LESS DISTRIBUTIONS
   Dividends from Net Investment Income        (0.57)           (0.76)               (0.77)           (0.78)         (0.81)
   Distributions from Realized Gains              --               --                (0.03)           (0.31)         (0.18)
                                            --------           ------               ------         --------       --------
     Total Distributions                       (0.57)           (0.76)               (0.80)           (1.09)         (0.99)
                                            --------           ------               ------         --------       --------
NET ASSET VALUE AT END OF PERIOD            $  13.98        $   13.69             $  13.36        $   13.27       $  14.13
                                            ========        =========             ========        =========       ========

TOTAL RETURN                                   6.42%*           8.23%                7.10%            1.30%         13.60%

NET ASSETS AT END OF PERIOD (000'S)         $480,970        $ 480,643             $472,569        $ 507,453       $541,515
RATIO OF EXPENSES TO AVERAGE NET ASSETS        0.53% **         0.54%                0.56%            0.52%          0.53%
RATIO OF NET INVESTMENT INCOME
   TO AVERAGE NET ASSETS                       5.53% **         5.47%                5.96%            5.49%          5.91%
PORTFOLIO TURNOVER RATE                        6.66% **        12.60%               26.96%           22.07%         31.66%
--------------------------------------------------------------------------------------------------------------------------


  * Not Annualized.
 ** Annualized.

    (For a Share Outstanding Throughout the Period)
    SAFECO MUNICIPAL BOND FUND

                              FOR THE THREE-MONTH PERIOD ENDED DECEMBER 31, 1996
                              --------------------------------------------------

                                                   CLASS A        CLASS B
--------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                             $ 13.82      $ 13.82

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                              0.18         0.15
   Net Realized and Unrealized
    Gain (Loss) on Investments                        0.17         0.16
                                                   -------      -------
    Total from Investment Operations                  0.35         0.31

LESS DISTRIBUTIONS
   Dividends from Net Investment Income              (0.18)       (0.15)
   Distributions from Realized Gains                    --           --
                                                   -------      -------
    Total Distributions                              (0.18)       (0.15)
                                                   -------      -------
NET ASSET VALUE AT END OF PERIOD                   $ 13.99      $ 13.98
                                                   =======      =======


TOTAL RETURN*                                         2.52%        2.27%

NET ASSETS AT END OF PERIOD (000'S)                $   311      $   112
RATIO OF EXPENSES TO AVERAGE NET ASSETS**             0.82%        1.50%
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS**                               5.04%        4.42%
PORTFOLIO TURNOVER RATE**                             6.66%        6.66%
--------------------------------------------------------------------------------



  * Not annualized. Total return excludes the effects of sales charges. If sales charges were included, the total return for Classes A and B would be lower.
 ** Annualized.

     (For a Share Outstanding Throughout the Period)


     SAFECO CALIFORNIA TAX-FREE INCOME FUND
     NO-LOAD CLASS



                                           FOR THE
                                        NINE-MONTH
                                      PERIOD ENDED
                                       DECEMBER 31                                              FOR THE YEAR ENDED MARCH 31
                                       -----------                                              ---------------------------
                                              1996                    1996             1995             1994           1993
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                     $ 11.86                 $ 11.54          $ 11.51          $ 12.23        $ 11.60

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                      0.47                    0.62             0.63             0.66           0.68
   Net Realized and Unrealized
     Gain (Loss) on Investments               0.39                    0.40             0.13            (0.38)          0.76
                                           -------                 -------          -------          -------        -------
   Total from Investment Operations           0.86                    1.02             0.76             0.28           1.44

LESS DISTRIBUTIONS
   Dividends from Net Investment Income      (0.47)                  (0.62)           (0.63)           (0.66)         (0.68)
Distributions from Realized Gains            (0.03)                  (0.08)           (0.10)           (0.34)         (0.13)
                                           -------                 -------          -------          -------        -------
     Total Distributions                     (0.50)                  (0.70)           (0.73)           (1.00)         (0.81)
                                           -------                 -------          -------          -------        -------
NET ASSET VALUE AT END OF PERIOD           $ 12.22                 $ 11.86          $ 11.54          $ 11.51        $ 12.23
                                           =======                 =======          =======          =======        =======

TOTAL RETURN                                 7.42%*                  8.87%            7.01%            1.97%         12.88%

NET ASSETS AT END OF PERIOD (000'S)        $72,084                 $70,546          $64,058          $77,056        $79,872

RATIO OF EXPENSES TO AVERAGE NET ASSETS      0.69% **                0.68%            0.70%            0.68%          0.66%
RATIO OF NET INVESTMENT INCOME
   TO AVERAGE NET ASSETS                     5.21% **                5.12%            5.65%            5.31%          5.71%
Portfolio Turnover Rate                     10.52% **               16.25%           44.10%           32.58%         23.18%
---------------------------------------------------------------------------------------------------------------------------


  * Not Annualized.
 ** Annualized.

     (For a Share Outstanding Throughout the Period)

     SAFECO CALIFORNIA TAX-FREE INCOME FUND

                                     FOR THE THREE-MONTH PERIOD ENDED DECEMBER 31, 1996
                                     --------------------------------------------------
                                                   CLASS A        CLASS B
---------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                             $ 12.07      $  12.07

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                              0.15          0.12
   Net Realized and Unrealized
    Gain (Loss) on Investments                        0.19          0.18
                                                   -------      --------
    Total from Investment Operations                  0.34          0.30

LESS DISTRIBUTIONS
   Dividends from Net Investment Income              (0.15)        (0.12)
   Distributions from Realized Gains                 (0.03)        (0.03)
                                                   -------      ---------
    Total Distributions                              (0.18)        (0.15)

NET ASSET VALUE AT END OF PERIOD                   $ 12.23      $  12.22
                                                   =======      ========


TOTAL RETURN*                                        2.83%         2.56%

NET ASSETS AT END OF PERIOD (000'S)                $   122      $    101
RATIO OF EXPENSES TO AVERAGE NET ASSETS**            0.89%         1.64%
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS**                              4.84%         4.08%
PORTFOLIO TURNOVER RATE**                           10.52%        10.52%


  * Not annualized. Total return excludes the effects of sales charges. If sales charges were included, the total return for Classes A and B would be lower.
 ** Annualized.

     (For a Share Outstanding Throughout the Period)


     SAFECO WASHINGTON STATE MUNICIPAL BOND FUND
     No-Load Class

                                               FOR THE                                                NOVEMBER 5, 1992
                                            NINE-MONTH                                                   (COMMENCEMENT
                                          PERIOD ENDED                                                   OF OPERATIONS)
                                           DECEMBER 31               FOR THE YEAR ENDED MARCH 31           TO MARCH 31
                                           -----------           ------------------------------------      -----------
                                                  1996             1996            1995          1994         1993
----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE AT
   BEGINNING OF PERIOD                           $10.34           $10.10         $ 9.91        $ 10.27        $10.00

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                           0.37             0.50           0.49           0.44          0.09
   Net Realized and Unrealized
     Gain (Loss) on Investments                    0.20             0.27           0.19          (0.35)         0.27
                                                 ------          -------         ------        -------        ------
   Total from Investment Operations                0.57             0.77           0.68           0.09          0.36

LESS DISTRIBUTIONS
   Dividends from Net Investment Income           (0.37)           (0.50)         (0.49)         (0.44)        (0.09)
   Distributions from Realized Gains              (0.01)           (0.03)            --          (0.01)           --
                                                 ------          -------         ------        -------        ------
     Total Distributions                          (0.38)           (0.53)         (0.49)         (0.45)        (0.09)
                                                 ------          -------         ------        -------        ------
NET ASSET VALUE AT END OF PERIOD                 $10.53           $10.34         $10.10        $  9.91        $10.27
                                                 ======           ======         ======        =======        ======

TOTAL RETURN                                       5.61%*           7.73%          7.13%          0.68%        -0.31***

NET ASSETS AT END OF PERIOD (000'S)              $6,558          $ 6,489         $5,953        $ 2,908        $2,163
RATIO OF EXPENSES TO AVERAGE NET ASSETS            1.10%**          1.07%          1.09%          1.44%         2.00%**
RATIO OF NET INVESTMENT INCOME
   TO AVERAGE NET ASSETS                           4.78%**          4.78%          5.06%           4.17%        2.22%**
PORTFOLIO TURNOVER RATE                           15.96%**         20.86           9.23%          17.26%        NONE
---------------------------------------------------------------------------------------------------------------------

   *     Not Annualized.
  **     Annualized.
 *** Total return from March 18, 1993 (initial public offering), to March 31, 1993, not annualized.

     (For a Share Outstanding Throughout the Period)


     SAFECO WASHINGTON STATE MUNICIPAL BOND FUND

                           FOR THE THREE-MONTH PERIOD ENDED DECEMBER 31, 1996
                           --------------------------------------------------
                                                CLASS A          CLASS B
-----------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                             $10.45        $10.45

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                             0.12          0.10
   Net Realized and Unrealized
    Gain (Loss) on Investments                       0.09          0.11
                                                   ------        ------

    Total from Investment Operations                 0.21          0.21

LESS DISTRIBUTIONS
   Dividends from Net Investment Income             (0.12)        (0.10)
   Distributions from Realized Gains                (0.01)        (0.01)
                                                   ------        ------
    Total Distributions                             (0.13)        (0.11)
                                                   ------        ------
NET ASSET VALUE AT END OF PERIOD                   $10.53        $10.55
                                                   ======        ======


TOTAL RETURN*                                        1.94%         1.94%

NET ASSETS AT END OF PERIOD (000'S)                $  336        $  211
RATIO OF EXPENSES TO AVERAGE NET ASSETS**            1.31%         2.06%
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS**                              4.49%         3.71%
Portfolio Turnover Rate**                           15.96%        15.96%

--------------------------------------------------------------------------------

  * Not annualized. Total return excludes the effects of sales charges. If sales charges were included, the total return for Classes A and B would be lower.
 **      Annualized.

                          REPORT OF ERNST & YOUNG LLP,
                              INDEPENDENT AUDITORS


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF THE
SAFECO TAX-EXEMPT BOND TRUST

   We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the SAFECO Tax-Exempt Bond Trust (comprising, respectively, the SAFECO Intermediate-Term Municipal Bond Fund, SAFECO Insured Municipal Bond Fund, SAFECO Municipal Bond Fund, SAFECO California Tax-Free Income Fund, and SAFECO Washington State Municipal Bond
Fund) as of December 31, 1996, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.


   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting the SAFECO Tax-Exempt Bond Trust at December 31, 1996, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP




Seattle, Washington
January 31, 1997

                             SAFECO FAMILY OF FUNDS
STABILITY OF PRINCIPAL
     SAFECO Money Market Fund
     SAFECO Tax-Free Money Market Fund

TAXABLE BOND INCOME
     SAFECO Intermediate-Term U.S. Treasury Fund
     SAFECO GNMA Fund
     SAFECO High-Yield Bond Fund
     SAFECO Managed Bond Fund

TAX-FREE BOND INCOME
     SAFECO Intermediate-Term Municipal Bond Fund
     SAFECO Insured Municipal Bond Fund
     SAFECO Municipal Bond Fund
     SAFECO California Tax-Free Income Fund
     SAFECO Washington State Municipal Bond Fund

HIGH CURRENT INCOME
WITH LONG-TERM GROWTH
     SAFECO Income Fund
     SAFECO Balanced Fund

LONG-TERM GROWTH
     SAFECO Growth Fund
     SAFECO Equity Fund
     SAFECO Northwest Fund
     SAFECO International Stock Fund
     SAFECO Small Company Stock Fund

For more complete information on any SAFECO Mutual Fund, including management fees and expenses, call or write for a free Prospectus. Please read it carefully before you invest or send money.